UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Tax-Managed Emerging Markets Fund

Parametric Tax-Managed Emerging Markets Fund

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Argentina — 0.6%
Adecoagro SA(1)	128,000	$940,800
Arcos Dorados Holdings, Inc., Class A	465,200	2,907,500
Banco Macro SA, Class B	130,676	544,351
BBVA Banco Frances SA	76,594	300,514
Cresud SA ADR	18,602	263,404
Grupo Financiero Galicia SA, Class B ADR	37,200	945,996
IRSA Inversiones y Representaciones SA	119,544	195,428
Ledesma SAAI(1)	259,501	94,587
MercadoLibre, Inc.	18,200	6,196,554
Molinos Agro SA	18,283	131,510
Molinos Rio de la Plata SA, Class B(1)	75,026	92,670
Pampa Energia SA ADR(1)	67,360	2,091,528
Ternium Argentina SA	2,005,200	820,729
Transportadora de Gas del Sur SA	252,923	735,063
YPF SA ADR(1)	101,600	1,569,720

		$17,830,354

Bahrain — 0.7%
Ahli United Bank BSC	16,892,374	$11,954,363
Al Salam Bank-Bahrain BSC	14,953,766	3,987,994
GFH Financial Group BSC	11,232,727	4,071,725
Ithmaar Holding BSC(1)	21,954,746	2,169,262

		$22,183,344

Bangladesh — 0.7%
ACI, Ltd.	124,952	$513,575
Aftab Automobiles, Ltd.	378,354	232,466
Al-Arafah Islami Bank, Ltd.	2,174,488	472,062
Bangladesh Export Import Co., Ltd.	4,835,385	1,377,327
Bangladesh Submarine Cable Co., Ltd.	274,602	279,402
Beximco Pharmaceuticals, Ltd.	522,666	508,030
BRAC Bank, Ltd.(1)	477,896	398,002
British American Tobacco Bangladesh Co., Ltd.	41,583	1,677,128
BSRM Steels, Ltd.	1,250,000	1,030,001
City Bank, Ltd. (The)	933,797	354,104
Grameenphone, Ltd.	656,933	2,873,306
Heidelberger Cement Bangladesh, Ltd.	103,700	426,328
Islami Bank Bangladesh, Ltd.	1,587,087	441,618
Jamuna Oil Co., Ltd.	212,850	460,338
Khulna Power Co., Ltd.	972,814	1,255,389
LafargeHolcim Bangladesh, Ltd.	396,773	243,770
LankaBangla Finance, Ltd.	1,102,357	338,765
Malek Spinning Mills, Ltd.	1,020,000	217,093
Meghna Petroleum, Ltd.	210,100	456,938
National Bank, Ltd.(1)	5,892,913	643,234
Olympic Industries, Ltd.	351,256	854,995

Security	Shares	Value
Padma Oil Co., Ltd.	175,100	$478,958
Pubali Bank, Ltd.	2,018,443	566,885
Renata, Ltd.	26,401	383,850
Singer Bangladesh, Ltd.	165,593	424,620
Social Islami Bank, Ltd.(1)	2,833,792	510,205
Southeast Bank, Ltd.(1)	2,195,925	386,287
Square Pharmaceuticals, Ltd.	609,170	1,960,882
Summit Power, Ltd.	1,464,390	715,267
Titas Gas Transmission & Distribution Co., Ltd.	1,570,295	744,027
Unique Hotel & Resorts, Ltd.	1,004,743	643,887
United Airways Bangladesh, Ltd.(1)	7,278,815	302,550
United Commercial Bank, Ltd.	1,270,726	267,055

		$22,438,344

Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,308,506	$667,032
Botswana Insurance Holdings, Ltd.	801,726	1,325,289
First National Bank of Botswana, Ltd.	7,511,600	1,728,744
Letshego Holdings, Ltd.	16,310,999	2,818,327
Sechaba Breweries Holdings, Ltd.	1,086,400	1,989,617
Sefalana Holding Co.	991,000	833,895
Standard Chartered Bank Botswana, Ltd.(1)	850,790	318,214

		$9,681,118

Brazil — 6.1%
Aliansce Shopping Centers SA	206,800	$758,368
AMBEV SA	2,062,925	9,368,225
Atacadao Distribuicao Comercio e Industria Ltda	144,200	528,804
B2W Cia Digital(1)	263,000	1,803,890
B3 SA - Brasil Bolsa Balcao	554,763	3,214,385
Banco Bradesco SA, PFC Shares	849,538	6,030,940
Banco do Brasil SA	56,600	412,740
BR Malls Participacoes SA(1)	1,876,400	4,469,666
BR Properties SA	113,000	214,050
Braskem SA, PFC Shares	119,600	1,730,677
BRF SA(1)	48,966	266,379
BRF SA ADR(1)	25,600	140,288
CCR SA	160,000	335,170
Centrais Eletricas Brasileiras SA, PFC Shares(1)	671,366	3,095,377
Cia Brasileira de Distribuicao ADR, PFC Shares	14,300	307,164
Cia Brasileira de Distribuicao, PFC Shares	64,756	1,403,176
Cia de Saneamento Basico do Estado de Sao Paulo	125,400	732,487
Cia de Saneamento Basico do Estado de Sao Paulo ADR	372,098	2,195,378
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	39,663	574,141
Cia Hering	155,800	685,535
Cia Siderurgica Nacional SA(1)	147,100	340,200
Cia Siderurgica Nacional SA ADR(1)	62,200	141,816
Cielo SA	2,324,338	7,050,338
Construtora Tenda SA(1)	62,686	411,331
Cosan SA	137,900	1,106,669
CPFL Energia SA	468,491	2,769,033
CVC Brasil Operadora e Agencia de Viagens SA	143,121	1,534,851
Cyrela Brazil Realty SA Empreendimentos e Participacoes	191,224	508,535
Duratex SA	335,583	750,347
EcoRodovias Infraestrutura e Logistica SA	146,900	260,441
EDP-Energias do Brasil SA	344,100	1,089,757

Security	Shares	Value
Embraer SA	805,332	$3,954,324
Embraer SA ADR	26,152	512,318
Engie Brasil Energia SA	96,100	844,270
Equatorial Energia SA	197,000	2,802,892
Estacio Participacoes SA	275,300	1,703,519
Even Construtora e Incorporadora SA(1)	652,400	492,707
Ez Tec Empreendimentos e Participacoes SA	143,494	596,922
Fibria Celulose SA	24,585	459,734
Fibria Celulose SA ADR	54,900	1,017,297
Fleury SA	310,300	1,636,575
Gafisa SA(1)	126,986	351,852
Gerdau SA, PFC Shares	227,900	970,051
Gol Linhas Aereas Inteligentes SA, PFC Shares(1)	242,400	663,238
Hypera SA	541,800	3,826,159
Iguatemi Empresa de Shopping Centers SA	191,000	1,468,485
Instituto Hermes Pardini SA	81,900	305,410
Itau Unibanco Holding SA, PFC Shares	646,567	7,065,160
Itausa-Investimentos Itau SA, PFC Shares	1,233,454	3,084,742
JBS SA	653,902	1,518,763
Klabin SA	190,200	936,742
Klabin SA, PFC Shares	981,500	775,275
Linx SA	60,800	246,449
Localiza Rent a Car SA	768,528	4,329,280
Lojas Americanas SA, PFC Shares	642,690	2,525,533
Lojas Renner SA	602,691	4,626,270
M Dias Branco SA	60,700	592,037
Magazine Luiza SA	53,508	1,622,908
Marcopolo SA, PFC Shares	786,900	666,377
MRV Engenharia e Participacoes SA	476,800	1,450,984
Multiplan Empreendimentos Imobiliarios SA	864,600	4,005,563
Natura Cosmeticos SA	143,300	1,007,008
Odontoprev SA	779,700	2,473,154
Oi SA ADR(1)	315,800	144,794
Oi SA, PFC Shares(1)	548,684	273,082
Pagseguro Digital, Ltd., Class A(1)	225,100	6,228,517
Petroleo Brasileiro SA	92,600	555,570
Petroleo Brasileiro SA ADR	187,400	1,960,204
Petroleo Brasileiro SA, PFC Shares	3,577,077	18,680,109
Qualicorp Consultoria e Corretora de Seguros SA	633,900	2,586,738
Raia Drogasil SA	107,800	1,933,356
Randon SA Implementos e Participacoes, PFC Shares	198,512	307,706
Rumo SA(1)	387,599	1,437,702
Sao Martinho SA	133,410	605,185
Suzano Papel e Celulose SA	156,400	1,861,983
Telefonica Brasil SA ADR	568,800	5,534,424
Telefonica Brasil SA, PFC Shares	214,905	2,085,966
TIM Participacoes SA	2,024,444	5,880,013
Totvs SA	298,000	1,852,100
Transmissora Alianca de Energia Electrica SA	444,093	2,199,270
Ultrapar Participacoes SA	103,648	958,062
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	226,900	467,447
Vale SA	944,787	13,994,418
Weg SA	1,175,096	5,746,653

		$188,055,455

Security	Shares	Value
Bulgaria — 0.1%
Albena AD	3,379	$100,451
Bulgartabak Holding(1)	3,450	31,152
CB First Investment Bank AD(1)	54,000	124,728
Chimimport AD	825,588	1,048,214
Industrial Holding Bulgaria PLC(1)	576,865	338,718
Petrol AD(1)	19,052	11,026
Sopharma AD	303,500	731,332

		$2,385,621

Chile — 3.0%
AES Gener SA	1,713,702	$494,962
Aguas Andinas SA, Series A	2,872,891	1,591,841
Almendral SA	7,092,000	483,520
AntarChile SA	73,000	1,203,470
Banco de Chile	30,328,153	4,642,570
Banco de Chile ADR	4,133	376,310
Banco de Credito e Inversiones SA	61,645	4,104,638
Banco Santander Chile ADR	118,249	3,781,603
Besalco SA	596,000	552,661
Cap SA	86,946	874,978
Cencosud SA	1,993,533	4,742,950
Cia Cervecerias Unidas SA ADR	119,300	3,328,470
Cia Sud Americana de Vapores SA(1)	10,829,733	345,716
Colbun SA	5,553,984	1,193,055
Embotelladora Andina SA, Series A ADR	25,100	503,255
Embotelladora Andina SA, Series A, PFC Shares	179,519	603,095
Embotelladora Andina SA, Series B ADR	49,672	1,137,986
Empresa Nacional de Telecomunicaciones SA	300,687	2,550,630
Empresas CMPC SA	1,633,649	6,580,936
Empresas COPEC SA	887,267	13,689,998
Enel Americas SA	7,896,770	1,214,823
Enel Americas SA ADR	140,171	1,083,522
Enel Chile SA	4,683,503	468,824
Enel Chile SA ADR	257,006	1,287,600
Engie Energia Chile SA	253,400	490,749
Forus SA	64,662	181,355
Inversiones Aguas Metropolitanas SA	613,640	918,769
Itau CorpBanca	145,664,426	1,496,203
Latam Airlines Group SA	169,643	1,612,271
Latam Airlines Group SA ADR	248,748	2,338,231
Masisa SA	3,179,276	181,235
Parque Arauco SA	818,312	2,114,710
Quinenco SA	457,241	1,390,069
Ripley Corp. SA	1,334,100	1,247,230
S.A.C.I. Falabella	1,179,842	9,595,526
Salfacorp SA	1,194,378	2,051,650
Sigdo Koppers SA	678,341	1,134,289
Sociedad Matriz SAAM SA	6,677,681	609,770
Sociedad Quimica y Minera de Chile SA ADR	107,600	4,919,472
Sociedad Quimica y Minera de Chile SA, Series A	19,125	872,208
Sonda SA	1,859,824	2,793,263
Vina Concha y Toro SA	146,373	293,709
Vina Concha y Toro SA ADR	26,701	1,061,365

		$92,139,487

Security	Shares	Value
China — 11.2%
3SBio, Inc.(2)	527,000	$883,095
AECC Aviation Power Co., Ltd.	66,500	232,780
Agile Group Holdings, Ltd.	486,000	688,704
Agricultural Bank of China, Ltd., Class H	1,705,000	836,167
Air China, Ltd., Class H	1,770,000	1,702,615
Aisino Corp.	73,800	298,473
Alibaba Group Holding, Ltd. ADR(1)	19,000	3,130,440
Aluminum Corp. of China, Ltd., Class H(1)	5,922,000	2,631,349
Angang Steel Co., Ltd., Class H	1,148,000	1,024,634
Anhui Conch Cement Co., Ltd., Class H	1,034,500	6,212,063
ANTA Sports Products, Ltd.	676,000	3,227,110
AVIC Aircraft Co., Ltd., Class A	162,200	374,502
Baidu, Inc. ADR(1)	13,700	3,132,916
Bank of Beijing Co., Ltd.	395,520	351,260
Bank of China, Ltd., Class H	5,324,000	2,352,371
Bank of Communications, Ltd., Class H	2,201,300	1,648,299
Bank of Nanjing Co., Ltd.	294,427	327,521
Bank of Ningbo Co., Ltd., Class A	87,300	225,463
BBMG Corp., Class H	3,378,000	1,155,620
BeiGene, Ltd. ADR(1)	24,425	4,206,474
Beijing Capital Co., Ltd.	323,000	178,024
Beijing Capital International Airport Co., Ltd., Class H	596,000	722,858
Beijing Enterprises Holdings, Ltd.	223,500	1,252,615
Beijing Enterprises Water Group, Ltd.	3,456,000	1,842,447
Beijing Orient Landscape & Environment Co., Ltd., Class A	94,800	142,934
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	82,619	174,550
Beijing Originwater Technology Co., Ltd., Class A	82,900	120,368
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	60,580	131,110
Beijing Tongrentang Co., Ltd.	47,000	217,083
Beijing Water Business Doctor Co., Ltd., Class A	73,000	97,100
Beijing Xinwei Technology Group Co., Ltd.(1)(3)	80,600	0
Beiqi Foton Motor Co., Ltd.	407,100	110,686
BOE Technology Group Co., Ltd., Class A	911,100	417,100
BYD Co., Ltd., Class H	575,000	4,088,135
Cangzhou Mingzhu Plastic Co., Ltd., Class A	165,750	110,353
CGN Power Co., Ltd., Class H(2)	6,329,000	1,501,727
Changchun High & New Technology Industry Group, Inc., Class A	10,400	357,989
Changjiang Securities Co., Ltd., Class A	141,300	104,797
Chengdu Xingrong Environment Co., Ltd., Class A	238,200	154,114
China Agri-Industries Holdings, Ltd.	2,380,000	918,074
China Baoan Group Co., Ltd., Class A	175,040	118,275
China Bluechemical, Ltd., Class H	1,348,000	545,534
China Cinda Asset Management Co., Ltd., Class H	3,202,000	809,324
China CITIC Bank Corp., Ltd., Class H	1,627,000	1,038,977
China Coal Energy Co., Ltd., Class H	1,005,000	423,370
China Communications Construction Co., Ltd., Class H	1,677,000	1,709,828
China Communications Services Corp., Ltd., Class H	2,166,000	1,997,287
China Construction Bank Corp., Class H	6,290,580	5,498,598
China Dongxiang Group Co., Ltd.	3,981,000	665,076
China Eastern Airlines Corp., Ltd., Class H	1,436,000	917,542
China Everbright Bank Co., Ltd.	341,400	194,025
China Everbright International, Ltd.	1,584,148	1,367,734
China Everbright, Ltd.	456,000	816,779

Security	Shares	Value
China Evergrande Group	757,000	$2,113,464
China Fortune Land Development Co., Ltd.	52,400	192,993
China Gas Holdings, Ltd.	1,086,000	3,073,666
China Gezhouba Group Co., Ltd.	152,700	161,941
China Huishan Dairy Holdings Co., Ltd.(1)(3)	1,750,000	0
China International Marine Containers Co., Ltd.	413,812	438,117
China International Travel Service Corp., Ltd.	62,976	622,486
China Life Insurance Co., Ltd., Class H	178,000	404,529
China Longyuan Power Group Corp., Ltd., Class H	2,519,000	2,121,228
China Medical System Holdings, Ltd.	702,000	977,518
China Mengniu Dairy Co., Ltd.	1,601,000	5,322,377
China Merchants Bank Co., Ltd., Class H	512,500	2,072,332
China Merchants Port Holdings Co., Ltd.	790,000	1,510,247
China Merchants Securities Co., Ltd.	76,998	147,029
China Merchants Shekou Industrial Zone Holdings Co., Ltd.(3)	935,251	0
China Minsheng Banking Corp., Ltd., Class H	1,036,920	768,882
China Mobile, Ltd.	2,416,900	23,762,572
China Modern Dairy Holdings, Ltd.(1)	2,514,000	349,911
China Molybdenum Co., Ltd., Class H	4,218,000	1,761,973
China National Building Material Co., Ltd., Class H	2,156,000	1,911,966
China National Nuclear Power Co., Ltd.	227,000	198,349
China Northern Rare Earth Group High-Tech Co., Ltd.	185,300	275,597
China Oilfield Services, Ltd., Class H	1,832,000	1,991,424
China Overseas Land & Investment, Ltd.	760,360	2,380,630
China Pacific Insurance (Group) Co., Ltd., Class H	282,800	1,086,684
China Petroleum & Chemical Corp., Class H	11,161,800	11,214,808
China Power International Development, Ltd.	2,268,000	503,336
China Railway Construction Corp., Ltd., Class H	947,500	1,279,532
China Railway Group, Ltd., Class H	2,265,000	2,244,431
China Resources Beer Holdings Co., Ltd.	968,000	3,881,833
China Resources Cement Holdings, Ltd.	870,000	1,011,749
China Resources Gas Group, Ltd.	610,000	2,480,574
China Resources Land, Ltd.	537,111	1,882,090
China Resources Pharmaceutical Group, Ltd.(2)	278,000	441,433
China Resources Phoenix Healthcare Holdings Co., Ltd.	803,000	728,736
China Resources Power Holdings Co., Ltd.	1,087,000	1,917,788
China Shenhua Energy Co., Ltd., Class H	1,654,500	3,768,058
China Shipbuilding Industry Co., Ltd.	375,300	231,860
China South City Holdings, Ltd.	1,106,000	180,773
China Southern Airlines Co., Ltd., Class H	2,064,500	1,315,872
China Sports Industry Group Co., Ltd.	69,000	89,801
China State Construction Engineering Corp., Ltd.	331,520	264,623
China Taiping Insurance Holdings Co., Ltd.	277,000	970,494
China Telecom Corp., Ltd., Class H	7,572,000	3,764,039
China Travel International Investment Hong Kong, Ltd.	1,660,000	533,775
China Unicom (Hong Kong), Ltd.	2,590,290	3,026,117
China United Network Communications, Ltd., Class A	808,166	653,979
China Vanke Co., Ltd., Class H	723,217	2,384,260
China Yangtze Power Co., Ltd.	236,900	563,908
Chongqing Changan Automobile Co., Ltd., Class A	98,738	104,452
CIFI Holdings Group Co., Ltd.	990,000	453,361
CITIC Guoan Information Industry Co., Ltd., Class A	138,800	78,225
CITIC, Ltd.	1,614,000	2,403,921
CNOOC, Ltd.	5,344,500	10,582,781

Security	Shares	Value
COFCO Tunhe Sugar Co., Ltd.	116,500	$123,020
COSCO SHIPPING Development Co., Ltd., Class H(1)	3,803,000	513,952
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,778,000	882,589
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,729,150	1,130,042
COSCO SHIPPING Ports, Ltd.	528,000	580,219
Country Garden Holdings Co., Ltd.	2,431,000	3,063,499
Country Garden Services Holdings Co., Ltd.(1)	279,425	471,774
CSPC Pharmaceutical Group, Ltd.	2,054,000	4,344,690
Ctrip.com International, Ltd. ADR(1)	108,700	4,040,379
Daqin Railway Co., Ltd.	164,362	196,618
Datang International Power Generation Co., Ltd., Class H	3,276,000	827,927
Deluxe Family Co., Ltd.	311,800	169,660
DHC Software Co., Ltd., Class A	183,200	239,763
Dong-E-E-Jiao Co., Ltd., Class A	55,200	380,972
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	1,801,327
Dr Peng Telecom & Media Group Co., Ltd.	145,878	222,445
East Money Information Co., Ltd., Class A	113,760	186,004
Fullshare Holdings, Ltd.	3,655,000	1,754,990
GD Power Development Co., Ltd.	566,200	209,890
GEM Co., Ltd., Class A	217,400	165,848
Gemdale Corp.	247,101	326,374
GoerTek, Inc., Class A	63,700	76,702
Golden Eagle Retail Group, Ltd.	366,000	399,636
Great Wall Motor Co., Ltd., Class H	2,510,250	1,595,435
Gree Electric Appliances, Inc. of Zhuhai, Class A(1)	129,000	753,741
Greentown China Holdings, Ltd.	235,500	219,662
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	257,300	269,338
Guangdong Golden Dragon Development, Inc., Class A	98,800	133,380
Guangdong Investment, Ltd.	2,320,000	4,110,954
Guangdong Shaoneng Group Co., Ltd., Class A	215,400	134,270
Guanghui Energy Co., Ltd.	682,345	507,350
Guangzhou Automobile Group Co., Ltd., Class H	2,451,199	2,708,271
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	746,942
Guangzhou R&F Properties Co., Ltd., Class H	670,400	1,229,970
Guosen Securities Co., Ltd., Class A	176,600	216,583
Guoxuan High-Tech Co., Ltd., Class A	63,830	126,959
Guoyuan Securities Co., Ltd., Class A	159,500	159,692
Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	288,089
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	111,200	464,761
Harbin Pharmaceutical Group Co., Ltd.	150,695	85,459
Henan Shuanghui Investment & Development Co., Ltd., Class A	61,400	233,366
Hengan International Group Co., Ltd.	403,000	3,703,588
Hengtong Optic-electric Co., Ltd.	98,560	341,090
Hesteel Co., Ltd., Class A	284,800	134,974
Huabao International Holdings, Ltd.	492,000	263,395
Huadian Fuxin Energy Corp., Ltd.	820,000	165,176
Huadian Power International Corp., Ltd., Class H	2,642,000	1,031,009
Huadong Medicine Co., Ltd., Class A	97,500	594,741
Hualan Biological Engineering, Inc., Class A	62,200	342,851
Huaneng Power International, Inc., Class H	6,520,000	4,272,326
Huaneng Renewables Corp., Ltd., Class H	2,704,000	806,295
Huatai Securities Co., Ltd.(1)	73,700	168,793
Huaxia Bank Co., Ltd.	287,622	341,487
Huayu Automotive Systems Co., Ltd.	82,100	268,501

Security	Shares	Value
Hubei Energy Group Co., Ltd., Class A	272,100	$159,362
Humanwell Healthcare Group Co., Ltd.	69,600	131,423
Hundsun Technologies, Inc.	33,750	270,900
Iflytek Co., Ltd., Class A	37,950	157,579
iKang Healthcare Group, Inc. ADR(1)	14,800	267,880
Industrial & Commercial Bank of China, Ltd., Class H	4,715,000	3,442,389
Industrial Bank Co., Ltd.	179,000	415,072
Inner Mongolia BaoTou Steel Union Co., Ltd.	737,800	178,052
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	113,200	422,926
JD.com, Inc. ADR(1)	39,400	1,027,946
Jiangsu Changjiang Electronics Technology Co., Ltd.	76,294	144,045
Jiangsu Expressway Co., Ltd., Class H	796,000	1,021,080
Jiangsu Hengrui Medicine Co., Ltd.	64,116	591,684
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	25,000	464,802
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	220,364
Jiangxi Copper Co., Ltd., Class H	1,415,000	1,645,932
Jiangxi Ganfeng Lithium Co., Ltd., Class A	36,900	174,419
Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	64,100	152,973
Jinyu Bio-Technology Co., Ltd.	73,710	182,471
Jizhong Energy Resources Co., Ltd., Class A	283,400	168,093
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	90,800	430,452
Kaidi Ecological and Environmental Technology Co., Ltd., Class A(1)	321,500	56,699
Kangde Xin Composite Material Group Co., Ltd., Class A(3)	113,300	224,999
Kangmei Pharmaceutical Co., Ltd.	106,000	337,023
Kingboard Holdings., Ltd.	169,200	550,782
Kingfa Sci & Tech Co., Ltd.	171,400	110,358
Kweichow Moutai Co., Ltd.	10,010	1,062,319
KWG Group Holdings, Ltd.	618,500	565,983
Lee & Man Paper Manufacturing, Ltd.	876,000	811,143
Lenovo Group, Ltd.	2,596,000	1,891,429
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	304,783
Leyou Technologies Holdings, Ltd.(1)	1,240,000	402,570
Li Ning Co., Ltd.(1)	1,892,312	1,790,849
Liaoning Cheng Da Co., Ltd.	72,015	144,824
Longfor Group Holdings, Ltd.	841,000	2,167,912
LONGi Green Energy Technology Co., Ltd.	94,641	194,853
Lonking Holdings, Ltd.	2,438,000	784,923
Luxshare Precision Industry Co., Ltd., Class A	199,290	446,418
Luye Pharma Group, Ltd.(2)	1,117,000	1,000,060
Luzhou Laojiao Co., Ltd., Class A	31,300	216,294
Maanshan Iron & Steel Co., Ltd., Class H	2,099,000	1,125,479
Midea Group Co., Ltd., Class A(3)	96,300	564,034
MMG, Ltd.(1)	796,000	409,793
NARI Technology Co., Ltd.	85,600	219,612
NavInfo Co., Ltd., Class A	64,800	172,856
NetEase, Inc. ADR	5,200	1,186,900
Neusoft Corp.	74,400	125,520
New Hope Liuhe Co., Ltd., Class A	264,326	235,542
New Oriental Education & Technology Group, Inc. ADR(1)	50,300	3,722,703
Nine Dragons Paper Holdings, Ltd.	1,412,000	1,522,574
O-film Tech Co., Ltd., Class A	65,793	128,956
Offshore Oil Engineering Co., Ltd.	168,800	166,204
Oriental Energy Co., Ltd., Class A	137,900	179,768
Parkson Retail Group, Ltd.(1)	664,500	62,603

Security	Shares	Value
PetroChina Co., Ltd., Class H	2,088,300	$1,690,261
PICC Property & Casualty Co., Ltd., Class H	513,000	603,756
Ping An Bank Co., Ltd., Class A	457,200	734,196
Ping An Insurance (Group) Co. of China, Ltd., Class H	477,500	4,837,171
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,515	154,895
Poly Property Group Co., Ltd.	1,579,000	556,181
Poly Real Estate Group Co., Ltd., Class A	292,400	517,553
Power Construction Corp. of China, Ltd.	186,917	145,395
Qingdao Haier Co., Ltd.	135,829	326,095
Qinghai Salt Lake Industry Co., Ltd., Class A(1)	106,500	140,600
Qingling Motors Co., Ltd., Class H	1,448,966	398,100
SAIC Motor Corp., Ltd.	90,100	435,810
Sanan Optoelectronics Co., Ltd.	132,000	313,688
Sany Heavy Industry Co., Ltd.	219,800	283,756
SDIC Power Holdings Co., Ltd.	200,900	224,214
Semiconductor Manufacturing International Corp.(1)	1,241,200	1,337,563
Shandong Gold Mining Co., Ltd.	44,309	152,490
Shandong Nanshan Aluminum Co., Ltd.	409,500	165,495
Shanghai Dazhong Public Utilities Group Co., Ltd., Class A	220,886	117,176
Shanghai Electric Group Co., Ltd., Class H	1,644,000	586,819
Shanghai Fosun Pharmaceutical Group Co., Ltd.	545,000	2,141,635
Shanghai Industrial Holdings, Ltd.	291,000	643,847
Shanghai Jahwa United Co., Ltd., Class A	50,376	216,004
Shanghai Oriental Pearl Group Co., Ltd., Class A	85,280	124,981
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	756,400	1,890,826
Shanghai Pudong Development Bank Co., Ltd., Class A	221,426	341,846
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	75,400	109,631
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	177,896
Shanxi Securities Co., Ltd., Class A	168,700	153,038
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	232,100	224,258
Shenergy Co., Ltd.	227,799	174,225
Shenwan Hongyuan Group Co., Ltd., Class A	357,100	233,569
Shenzhen Energy Group Co., Ltd., Class A	241,960	190,868
Shenzhen Inovance Technology Co., Ltd., Class A	60,600	244,066
Shenzhen Investment, Ltd.	1,384,000	440,656
Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	161,736
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	231,383
Shenzhen Sunway Communication Co., Ltd., Class A	52,400	202,566
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	219,739	146,250
Shimao Property Holdings, Ltd.	214,500	532,679
Shui On Land, Ltd.	1,556,500	361,635
Siasun Robot & Automation Co., Ltd., Class A	69,900	165,932
Sichuan Changhong Electric Co., Ltd.	307,800	120,357
Sichuan Chuantou Energy Co., Ltd.	152,000	185,140
Sihuan Pharmaceutical Holdings Group, Ltd.	928,000	189,588
SINA Corp.(1)	8,700	604,476
Sino Biopharmaceutical, Ltd.	3,257,500	3,029,911
Sino-Ocean Group Holding, Ltd.	1,881,500	831,737
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	656,675
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,662,000	2,233,446
Sinopharm Group Co., Ltd., Class H	756,800	3,701,780
SOHO China, Ltd.	381,500	148,272
Sohu.com, Ltd. ADR(1)	8,700	172,956
Sun Art Retail Group, Ltd.	1,281,000	1,661,845

Security	Shares	Value
Sunac China Holdings, Ltd.	750,000	$2,298,071
Suning.com Co., Ltd, Class A	138,200	270,908
Tasly Pharmaceutical Group Co., Ltd.	82,976	275,922
TBEA Co., Ltd.	168,219	175,450
TCL Corp., Class A	372,800	152,293
Tencent Holdings, Ltd.	242,900	9,917,808
Tianqi Lithium Corp., Class A	31,855	176,204
Tibet Water Resources, Ltd.(1)	528,000	166,067
Tingyi (Cayman Islands) Holding Corp.	1,198,000	2,199,790
Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	281,984
Tongling Nonferrous Metals Group Co., Ltd., Class A	443,200	141,071
TravelSky Technology, Ltd., Class H	984,000	2,558,519
Tsinghua Tongfang Co., Ltd.	106,100	150,327
Tsingtao Brewery Co., Ltd., Class H	654,000	3,067,874
Tus-Sound Environmental Resources Co., Ltd., Class A	78,680	154,426
Uni-President China Holdings, Ltd.	290,000	308,661
United Laboratories International Holdings, Ltd. (The)	362,000	319,883
Wanhua Chemical Group Co., Ltd.	52,720	325,647
Want Want China Holdings, Ltd.	3,646,000	3,067,059
Weibo Corp. ADR(1)	5,140	375,888
Weichai Power Co., Ltd., Class H	907,200	1,123,064
Wens Foodstuffs Group Co., Ltd., Class A	188,528	636,054
Western Mining Co., Ltd.	274,000	252,908
Western Securities Co., Ltd., Class A	166,539	195,871
WH Group, Ltd.(2)	3,991,500	2,802,252
Wintime Energy Co., Ltd.(1)(3)	659,389	80,021
Wuliangye Yibin Co., Ltd., Class A	107,600	1,061,988
Xinhu Zhongbao Co., Ltd.	301,800	136,535
Xinjiang Zhongtai Chemical Co., Ltd., Class A	104,700	130,637
Yang Quan Coal Industry Group Co., Ltd.	189,257	162,294
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,497,678
Yanzhou Coal Mining Co., Ltd., Class H	1,652,000	1,910,108
Yonghui Superstores Co., Ltd.	140,200	166,102
Youngor Group Co., Ltd.	201,880	217,530
Yuan Longping High-tech Agriculture Co., Ltd., Class A	84,332	192,606
Yuexiu Property Co., Ltd.	3,386,000	604,319
Yunnan Baiyao Group Co., Ltd., Class A	40,421	418,172
Yunnan Chihong Zinc & Germanium Co., Ltd.	222,100	150,011
Zhaojin Mining Industry Co., Ltd., Class H	409,500	316,511
Zhejiang China Commodities City Group Co., Ltd.	354,157	209,559
Zhejiang Dahua Technology Co., Ltd., Class A	94,600	203,068
Zhejiang Expressway Co., Ltd., Class H	870,000	723,636
Zhejiang Huahai Pharmaceutical Co., Ltd.	70,080	223,408
Zhejiang Longsheng Group Co., Ltd.	155,000	219,993
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	84,800	87,751
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	181,911
Zhengzhou Yutong Bus Co., Ltd.	66,400	141,442
Zhongjin Gold Corp., Ltd.	120,570	119,061
Zhuzhou CRRC Times Electric Co., Ltd., Class H	288,000	1,645,042
Zijin Mining Group Co., Ltd., Class H	7,732,000	2,970,349
ZTE Corp., Class H(1)	708,739	1,294,898

		$341,897,725

Colombia — 1.5%
Almacenes Exito SA	569,955	$2,804,760

Security	Shares	Value
Avianca Holdings SA, PFC Shares	614,449	$438,625
Banco Davivienda SA, PFC Shares	164,849	1,902,874
Banco de Bogota SA	43,116	968,029
Bancolombia SA	86,292	929,092
Bancolombia SA ADR, PFC Shares	85,000	3,546,200
Bolsa de Valores de Colombia	171,383	688,355
Celsia SA ESP	833,260	1,220,585
Cementos Argos SA	509,458	1,324,027
Cementos Argos SA, PFC Shares	190,626	418,209
Cemex Latam Holdings SA(1)	266,452	485,635
Corporacion Financiera Colombiana SA(1)	161,465	1,198,944
Ecopetrol SA	4,549,600	6,188,365
Ecopetrol SA ADR	251,500	6,772,895
Empresa de Telecommunicaciones de Bogota SA(1)	2,267,738	252,201
Fabricato SA(1)	34,115,900	79,740
Grupo Argos SA	466,160	2,564,604
Grupo Argos SA, PFC Shares	147,122	719,025
Grupo Aval Acciones y Valores SA	1,723,100	665,907
Grupo Aval Acciones y Valores SA, PFC Shares	1,817,548	714,676
Grupo de Inversiones Suramericana SA	238,579	2,799,043
Grupo Energia Bogota SA ESP	2,027,382	1,371,980
Grupo Nutresa SA	450,615	3,680,600
Interconexion Electrica SA	945,400	4,269,425
Odinsa SA(3)	53,817	190,724
Organizacion Terpel SA	13,768	45,494

		$46,240,014

Croatia — 0.8%
AD Plastik DD	51,587	$1,461,839
Adris Grupa DD, PFC Shares	45,976	3,072,424
Atlantic Grupa DD	15,350	2,542,570
Atlantska Plovidba DD(1)	13,025	738,739
Ericsson Nikola Tesla DD	5,610	915,042
Hrvatski Telekom DD	284,978	6,810,850
Koncar-Elektroindustrija DD	7,227	745,001
Kras DD	3,067	196,277
Ledo DD(1)(3)	983	29,781
Petrokemija DD(1)	5,816	10,426
Podravka Prehrambena Industrija DD	50,437	2,748,818
Privredna Banka Zagreb DD	3,310	382,466
Valamar Riviera DD	643,639	3,803,385
Zagrebacka Banka DD	30,550	277,051

		$23,734,669

Czech Republic — 0.7%
CEZ AS	348,557	$8,920,610
Komercni Banka AS	237,911	9,734,002
New World Resources PLC, Class A(1)(3)	860,500	0
O2 Czech Republic AS	29,400	342,627
Philip Morris CR AS	2,867	1,917,714

		$20,914,953

Egypt — 0.7%
Alexandria Mineral Oils Co.	1,324,759	$825,459
Commercial International Bank Egypt SAE	1,127,929	5,273,088

Security	Shares	Value
Eastern Tobacco	2,141,120	$2,235,862
Egypt Kuwait Holding Co. SAE	873,388	1,012,453
Egyptian Financial Group-Hermes Holding Co.(1)	591,772	570,385
Egyptian International Pharmaceuticals EIPICO	85,424	538,664
Egyptian Resorts Co.(1)	2,375,648	251,342
ElSewedy Electric Co.	2,815,400	2,812,027
Ezz Steel(1)	740,231	905,958
Global Telecom Holding SAE(1)	6,446,866	1,195,937
Juhayna Food Industries	1,017,936	569,286
Maridive & Oil Services SAE(1)	787,652	338,646
Medinet Nasr Housing(1)	2,227,743	945,973
Orascom Investment Holding(1)	8,189,110	275,757
Oriental Weavers Co.	756,427	405,529
Pioneers Holding for Financial Investments SAE(1)	516,023	176,625
Sidi Kerir Petrochemicals Co.	616,480	758,427
Six of October Development & Investment Co.(1)	275,153	335,596
Talaat Moustafa Group	3,963,160	2,460,324
Telecom Egypt	1,189,277	776,429

		$22,663,767

Estonia — 0.3%
AS Baltika(1)	226,000	$56,108
AS Merko Ehitus	75,000	853,747
AS Tallink Grupp	5,354,470	6,055,098
AS Tallinna Kaubamaja Grupp	202,800	2,119,861
AS Tallinna Vesi	35,235	417,184
Nordecon AS	223,282	253,921

		$9,755,919

Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	5,176,100	$84,616
CAL Bank, Ltd.(1)	5,036,062	1,204,735
Ghana Commercial Bank, Ltd.	1,384,370	1,513,085
Societe Generale Ghana, Ltd.(1)	949,667	196,102
Standard Chartered Bank of Ghana, Ltd.(1)	283,150	1,511,079
Unilever Ghana, Ltd.	249,000	907,952

		$5,417,569

Greece — 1.4%
Aegean Airlines SA	64,124	$566,017
Alpha Bank AE(1)	1,763,300	2,537,254
Athens Water Supply & Sewage Co. SA	210,831	1,337,850
Costamare, Inc.	34,966	226,929
Diana Shipping, Inc.(1)	226,620	933,674
Eurobank Ergasias SA(1)	2,774,000	2,094,234
FF Group(1)(3)	43,721	121,829
GasLog, Ltd.	92,216	1,821,266
GEK Terna Holding Real Estate Construction SA(1)	120,661	709,939
Grivalia Properties REIC AE	33,405	309,057
Hellenic Exchanges - Athens Stock Exchange SA	114,224	578,766
Hellenic Petroleum SA	132,875	1,159,040
Hellenic Telecommunications Organization SA	527,055	6,462,655
Holding Co. ADMIE IPTO SA	970,278	1,861,731
JUMBO SA	161,400	2,396,882
LAMDA Development SA(1)	39,369	292,823

Security	Shares	Value
Marfin Investment Group Holdings SA(1)	1,699,487	$163,915
Motor Oil (Hellas) Corinth Refineries SA	142,800	3,734,950
Mytilineos Holdings SA	240,653	2,389,459
National Bank of Greece SA(1)	121,470	246,909
Navios Maritime Holdings, Inc.(1)	455,437	322,768
OPAP SA	328,441	3,447,955
Piraeus Bank SA(1)	169,722	370,203
Public Power Corp. SA(1)	854,178	1,396,325
Safe Bulkers, Inc.(1)	43,997	126,711
Star Bulk Carriers Corp.(1)	62,600	904,570
StealthGas, Inc.(1)	81,587	290,450
Terna Energy SA	83,956	620,251
Titan Cement Co. SA	193,774	4,818,502
Tsakos Energy Navigation, Ltd.	159,400	540,366
Viohalco SA(1)	184,517	655,587

		$43,438,867

Hungary — 0.8%
Magyar Telekom Telecommunications PLC	1,327,936	$1,906,697
MOL Hungarian Oil & Gas PLC	740,736	7,978,413
OTP Bank Nyrt	226,778	8,404,072
Richter Gedeon Nyrt.	309,705	5,792,025

		$24,081,207

India — 5.4%
ABB India, Ltd.	33,400	$652,665
ACC, Ltd.	33,034	719,262
Adani Enterprises, Ltd.	119,200	214,095
Adani Gas, Ltd.(1)	119,200	77,696
Adani Green Energy, Ltd.(1)	90,711	51,338
Adani Ports and Special Economic Zone, Ltd.	719,546	3,266,249
Adani Power, Ltd.(1)	518,864	168,715
Aditya Birla Capital, Ltd.(1)	55,662	88,337
Aditya Birla Fashion and Retail, Ltd.(1)	137,831	348,008
Ambuja Cements, Ltd.	468,923	1,451,034
Apollo Hospitals Enterprise, Ltd.	61,400	892,578
Ashok Leyland, Ltd.	820,626	1,348,140
Asian Paints, Ltd.	111,511	1,982,649
Aurobindo Pharma, Ltd.	119,800	1,227,876
Axis Bank, Ltd.(1)	157,800	1,342,472
Bajaj Auto, Ltd.	42,600	1,581,162
Bajaj Holdings & Investment, Ltd.	11,100	472,050
Bharat Forge, Ltd.	86,272	716,454
Bharat Heavy Electricals, Ltd.	555,450	525,516
Bharat Petroleum Corp., Ltd.	183,600	949,473
Bharti Airtel, Ltd.	1,580,201	7,412,976
Bharti Infratel, Ltd.	158,000	571,631
Biocon, Ltd.	235,200	2,237,175
Bosch, Ltd.	3,900	1,067,304
Cadila Healthcare, Ltd.	78,069	416,847
Century Textiles & Industries, Ltd.	50,000	565,069
CESC, Ltd.	24,742	279,778
Cipla, Ltd.	207,400	1,859,787
Coal India, Ltd.	302,500	1,114,930
Colgate-Palmolive (India), Ltd.	18,900	282,025

Security	Shares	Value
Container Corp. Of India, Ltd.	174,750	$1,518,904
Cummins India, Ltd.	79,700	742,315
Dabur India, Ltd.	142,300	842,047
Divi’s Laboratories, Ltd.	49,800	902,647
DLF, Ltd.	853,042	1,905,613
Dr. Reddy’s Laboratories, Ltd.	24,300	846,029
Dr. Reddy’s Laboratories, Ltd. ADR	12,700	439,420
Eicher Motors, Ltd.	5,359	1,792,874
GAIL (India), Ltd.	744,070	3,900,866
GlaxoSmithKline Pharmaceuticals, Ltd.	16,000	316,809
Glenmark Pharmaceuticals, Ltd.	114,000	991,156
Godrej Consumer Products, Ltd.	43,125	460,552
Grasim Industries, Ltd.	39,759	557,016
Great Eastern Shipping Co., Ltd. (The)	56,700	231,494
Havells India, Ltd.	93,600	765,447
HCL Technologies, Ltd.	143,691	2,152,689
HDFC Bank, Ltd.	142,131	3,930,745
Hero MotoCorp, Ltd.	40,683	1,635,255
Hindalco Industries, Ltd.	436,910	1,377,422
Hindustan Petroleum Corp., Ltd.	139,450	483,489
Hindustan Unilever, Ltd.	443,109	9,817,475
Hindustan Zinc, Ltd.	244,148	978,520
Housing Development & Infrastructure, Ltd.(1)	785,700	225,620
Housing Development Finance Corp., Ltd.	179,559	4,335,249
ICICI Bank, Ltd.	585,238	2,473,935
Indiabulls Real Estate, Ltd.(1)	834,325	1,036,515
Indian Hotels Co., Ltd. (The)	208,584	397,185
Indian Oil Corp., Ltd.	457,990	972,857
Infosys, Ltd.	751,670	7,568,213
ITC, Ltd.	769,250	3,172,046
Jindal Steel & Power, Ltd.(1)	90,000	243,326
JSW Energy, Ltd.(1)	1,158,270	978,416
JSW Steel, Ltd.	472,100	2,476,041
Kotak Mahindra Bank, Ltd.	122,256	1,916,841
Larsen & Toubro, Ltd.	168,867	2,972,823
Larsen & Toubro, Ltd. GDR(4)	108,000	1,873,774
LIC Housing Finance, Ltd.	62,800	361,246
Lupin, Ltd.	97,200	1,211,638
Mahindra & Mahindra, Ltd.	168,627	2,011,486
Maruti Suzuki India, Ltd.	29,853	3,015,430
Mphasis, Ltd.	34,428	556,297
Nestle India, Ltd.	6,300	841,429
NHPC, Ltd.	1,887,800	591,681
NTPC, Ltd.	2,100,300	4,864,801
Oil & Natural Gas Corp., Ltd.	629,663	1,552,638
Omaxe, Ltd.	79,785	239,116
Oracle Financial Services Software, Ltd.	8,100	439,313
Petronet LNG, Ltd.	185,900	575,444
Piramal Enterprises, Ltd.	43,598	1,382,773
Power Grid Corporation of India, Ltd.	1,419,700	3,690,803
Reliance Communications, Ltd.(1)	714,859	117,939
Reliance Industries, Ltd.	684,896	11,855,096
Reliance Infrastructure, Ltd.	171,400	709,290
Reliance Power, Ltd.(1)	546,400	199,326

Security	Shares	Value
Siemens, Ltd.	72,300	$938,598
State Bank of India GDR(1)(4)	49,600	1,831,301
Sun Pharmaceutical Industries, Ltd.	473,300	4,069,269
Tata Chemicals, Ltd.	58,600	559,575
Tata Communications, Ltd.	124,400	859,319
Tata Consultancy Services, Ltd.	184,285	5,557,438
Tata Global Beverages, Ltd.	58,700	189,099
Tata Motors, Ltd.(1)	305,826	945,351
Tata Power Co., Ltd. (The)	1,002,648	910,849
Tata Steel, Ltd.	173,884	1,391,318
Tech Mahindra, Ltd.	124,767	1,285,808
Titan Co., Ltd.	129,989	1,442,429
UltraTech Cement, Ltd.	34,391	1,931,246
Unitech, Ltd.(1)	2,242,680	82,169
United Spirits, Ltd.(1)	107,665	763,865
UPL, Ltd.	156,642	1,436,638
Vedanta, Ltd.	656,840	2,106,059
Vodafone Idea, Ltd.(1)	1,471,579	788,999
Voltas, Ltd.	224,100	1,654,744
Wipro, Ltd.	309,642	1,377,372
Zee Entertainment Enterprises, Ltd.	191,895	1,165,970

		$166,618,078

Indonesia — 2.9%
Adaro Energy Tbk PT	28,006,600	$3,446,029
Adhi Karya Persero Tbk PT	1,270,800	118,426
AKR Corporindo Tbk PT	4,660,500	1,146,487
Alam Sutera Realty Tbk PT(1)	12,514,600	239,819
Aneka Tambang Tbk	8,587,500	486,265
Astra Argo Lestari Tbk PT	654,000	544,208
Astra International Tbk PT	16,668,000	8,212,280
Bank Central Asia Tbk PT	3,787,000	6,133,997
Bank Danamon Indonesia Tbk PT	3,237,181	1,563,972
Bank Mandiri Persero Tbk PT	6,199,200	2,793,444
Bank Negara Indonesia Persero Tbk PT	3,878,700	1,926,131
Bank Pan Indonesia Tbk PT(1)	6,253,772	411,007
Bank Rakyat Indonesia Persero Tbk PT	17,541,500	3,706,845
Bukit Asam Tbk PT	10,799,500	3,127,969
Bumi Serpong Damai Tbk PT(1)	8,439,700	653,596
Charoen Pokphand Indonesia Tbk PT	4,000,700	1,362,595
Ciputra Development Tbk PT	7,986,900	468,325
Gudang Garam Tbk PT	498,500	2,476,633
Hanson International Tbk PT(1)	110,720,800	965,707
Indah Kiat Pulp & Paper Corp. Tbk PT	3,326,500	3,870,498
Indo Tambangraya Megah Tbk PT	1,269,200	2,201,759
Indocement Tunggal Prakarsa Tbk PT	2,045,500	2,538,621
Indofood CBP Sukses Makmur Tbk PT	2,546,000	1,508,826
Indofood Sukses Makmur Tbk PT	4,080,900	1,615,893
Indosat Tbk PT	1,322,500	270,688
Jasa Marga (Persero) Tbk PT	3,247,500	973,339
Kalbe Farma Tbk PT	52,943,300	4,903,828
Lippo Karawaci Tbk PT	26,506,000	611,636
Matahari Putra Prima Tbk PT(1)	5,148,000	64,916
Mitra Keluarga Karyasehat Tbk PT(1)	935,900	109,530
Pakuwon Jati Tbk PT	21,726,100	751,381

Security	Shares	Value
Perusahaan Gas Negara Persero Tbk PT	20,779,500	$3,134,478
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	606,697
PP Persero Tbk PT	4,793,002	490,454
Semen Indonesia Persero Tbk PT	4,703,500	3,131,085
Sigmagold Inti Perkasa Tbk PT(1)(3)	27,503,000	46,141
Summarecon Agung Tbk PT	3,982,700	175,268
Telekomunikasi Indonesia Persero Tbk PT	39,828,600	9,749,051
Unilever Indonesia Tbk PT	918,500	2,898,833
United Tractors Tbk PT	3,148,000	6,969,768
Vale Indonesia Tbk PT(1)	4,748,000	1,181,132
Waskita Karya Persero Tbk PT	1,713,400	195,393
Wijaya Karya Persero Tbk PT	6,352,000	581,515

		$88,364,465

Jordan — 0.8%
Al-Eqbal Investment Co. PLC(1)	143,024	$2,758,140
Alia The Royal Jordanian Airlines PLC(1)	115,334	69,557
Arab Bank PLC	1,185,444	10,553,108
Arab Potash Co. PLC	67,492	1,605,296
Bank of Jordan	314,674	990,103
Cairo Amman Bank	276,535	567,575
Capital Bank of Jordan	470,740	580,657
Jordan Ahli Bank	364,735	585,840
Jordan Islamic Bank	260,193	1,185,599
Jordan Kuwait Bank	51,749	207,736
Jordan Petroleum Refinery	591,748	2,063,207
Jordan Phosphate Mines(1)	83,990	353,218
Jordan Steel(1)	269,400	163,310
Jordan Telecommunications Co.	245,934	574,648
Jordanian Electric Power Co.	494,491	881,541
Union Investment Corp. PLC(1)	252,817	419,229

		$23,558,764

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	716,100	$7,620,081
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	40,294	429,131
KAZ Minerals PLC	819,418	5,837,013
Kcell JSC GDR(4)	544,503	2,453,152
Nostrum Oil & Gas PLC(1)	390,353	1,232,427

		$17,571,804

Kenya — 0.7%
ARM Cement, Ltd.(1)(3)	1,677,000	$73,905
Bamburi Cement Co., Ltd.	460,041	685,125
Barclays Bank of Kenya, Ltd.	6,031,120	634,377
British American Tobacco Kenya, Ltd.	26,700	153,567
Centum Investment Co., Ltd.	1,020,080	294,023
Co-operative Bank of Kenya, Ltd. (The)	5,428,092	818,774
Diamond Trust Bank Kenya, Ltd.	436,900	753,620
East African Breweries, Ltd.	2,150,740	4,054,258
Equity Group Holdings, Ltd.	6,543,000	2,598,307
KCB Group, Ltd.	5,401,360	2,157,186
KenolKobil, Ltd.	3,645,800	585,633
Kenya Airways PLC(1)	599,600	60,182
Kenya Electricity Generating Co. PLC(1)	1,875,100	126,900

Security	Shares	Value
Kenya Power & Lighting, Ltd.	5,995,293	$285,259
Nation Media Group PLC	442,376	304,852
NIC Group PLC	938,272	235,381
Safaricom PLC	22,455,700	5,470,056
Standard Chartered Bank Kenya, Ltd.	278,178	530,362

		$19,821,767

Kuwait — 1.5%
Abyaar Real Estate Development Co. KSC(1)	8,191,080	$491,330
Agility Public Warehousing Co. KSC	1,884,507	5,226,909
Ahli United Bank	347,787	335,815
Al-Mazaya Holding Co.	2,215,009	577,911
ALAFCO Aviation Lease and Finance Co. KSCP	361,135	386,049
Boubyan Petrochemicals Co.	1,940,487	6,571,691
Burgan Bank SAK	455,532	375,329
Combined Group Contracting Co. KSC	183,221	223,428
Commercial Bank of Kuwait KSCP	1,203,013	2,011,317
Commercial Real Estate Co. KSCC	2,487,729	672,031
Gulf Bank	1,115,208	939,824
Gulf Cable & Electrical Industries Co. KSCP	165,000	211,833
Gulf National Holding Co.(3)	340,657	0
Humansoft Holding Co. KSC	107,246	1,152,884
KGL Logistics Co. KSCC(1)	607,478	88,188
Kuwait Finance House KSCP	2,055,472	4,051,564
Kuwait International Bank	340,800	268,816
Kuwait Portland Cement Co. KSC	212,231	728,735
Kuwait Projects Co. Holdings KSC	747,396	522,677
Kuwait Real Estate Co. KSC(1)	4,262,083	661,972
Mabanee Co. SAKC	1,393,866	2,901,894
Mezzan Holding Co. KSCC	217,400	483,305
Mobile Telecommunications Co.	3,782,547	5,985,556
National Bank of Kuwait SAK	2,151,097	5,864,726
National Industries Group Holding SAK	2,794,975	1,495,607
National Investment Co.	645,000	179,304
National Real Estate Co. KPSC(1)	1,711,537	585,479
Qurain Petrochemical Industries Co. KSC	1,460,000	1,668,936
Salhia Real Estate Co. KSCP	243,824	264,163
Sultan Center Food Products Co.(1)	2,132,359	398,270
VIVA Kuwait Telecom Co.	209,914	497,963

		$45,823,506

Latvia — 0.0%(6)
Grindeks	12,000	$93,976

		$93,976

Lebanon — 0.0%(6)
Bank Audi SAL GDR(4)	15,000	$75,000
Solidere GDR(1)(4)	32,539	192,305

		$267,305

Lithuania — 0.1%
Apranga PVA	363,680	$912,292
Energijos Skirstymo Operatorius AB	370,141	358,552
Klaipedos Nafta AB	1,576,663	860,144
Panevezio Statybos Trestas	323,592	322,614

Security	Shares	Value
Pieno Zvaigzdes(1)	94,000	$117,879
Rokiskio Suris	177,000	530,631
Siauliu Bankas	1,784,952	1,037,204

		$4,139,316

Malaysia — 2.9%
Aeon Co. (M) Bhd	1,017,000	$417,642
Alliance Bank Malaysia Bhd	330,800	334,136
AMMB Holdings Bhd	276,900	276,282
Astro Malaysia Holdings Bhd	599,200	212,975
Axiata Group Bhd	2,471,675	2,722,504
Batu Kawan Bhd	100,300	412,030
Berjaya Corp. Bhd(1)	2,573,043	180,215
Berjaya Sports Toto Bhd	468,894	268,491
Boustead Holdings Bhd	577,500	266,429
British American Tobacco Malaysia Bhd	62,600	479,833
Bumi Armada Bhd(1)	7,146,500	915,379
Bursa Malaysia Bhd	336,900	636,413
Capitaland Malaysia Mall Trust	1,763,200	485,347
CIMB Group Holdings Bhd	912,066	1,324,160
Datasonic Group Bhd	1,594,400	277,266
Dialog Group Bhd	2,846,250	2,400,021
Digi.com Bhd	1,971,300	2,295,394
Eco World Development Group Bhd(1)	738,100	214,066
FGV Holdings Bhd	1,136,300	425,270
Fraser & Neave Holdings Bhd	45,500	414,806
Gamuda Bhd	1,487,900	1,208,419
Genting Bhd	1,560,000	2,943,600
Genting Malaysia Bhd	2,380,000	2,869,041
Genting Plantations Bhd	199,400	457,004
Globetronics Technology Bhd	839,766	506,993
Hartalega Holdings Bhd	1,283,900	2,052,569
Hong Leong Bank Bhd	108,500	539,598
Hong Leong Financial Group Bhd	136,200	634,856
IGB Real Estate Investment Trust	1,938,000	791,687
IHH Healthcare Bhd	2,144,900	2,699,804
IJM Corp. Bhd	1,497,540	650,931
Inari Amertron Bhd	3,678,750	2,027,067
IOI Corp. Bhd	1,840,668	2,019,202
IOI Properties Group Bhd	2,239,484	903,979
KLCCP Stapled Group	515,300	943,990
KNM Group Bhd(1)	7,927,875	296,890
Kossan Rubber Industries	430,700	446,587
KPJ Healthcare Bhd	1,612,800	420,916
Kuala Lumpur Kepong Bhd	173,350	1,045,415
Lafarge Malaysia Bhd(1)	895,660	592,983
LBS Bina Group Bhd	1,814,340	354,764
Magnum Bhd	617,940	286,672
Mah Sing Group Bhd	1,024,700	252,779
Malakoff Corp. Bhd	749,800	158,424
Malayan Banking Bhd	848,386	2,006,541
Malaysian Resources Corp. Bhd	853,000	148,346
Maxis Bhd	1,255,300	1,771,052
Media Prima Bhd(1)	567,300	67,181
MISC Bhd	314,240	460,206

Security	Shares	Value
MMC Corp. Bhd	662,000	$218,792
Muhibbah Engineering (M) Bhd	1,581,000	1,149,633
My EG Services Bhd	8,886,600	3,754,689
Nestle Malaysia Bhd	27,000	954,903
Pavilion Real Estate Investment Trust	771,100	297,933
Petronas Chemicals Group Bhd	2,045,000	4,624,733
Petronas Dagangan Bhd	588,000	3,731,387
Petronas Gas Bhd	268,500	1,224,909
PPB Group Bhd	281,060	1,139,040
Press Metal Aluminium Holdings Bhd	2,232,800	2,621,088
Public Bank Bhd	444,198	2,682,844
QL Resources Bhd	339,170	559,792
RHB Bank Bhd	233,159	304,143
Sapura Energy Bhd(1)	7,478,652	741,528
Silverlake Axis, Ltd.	1,586,300	510,399
Sime Darby Bhd	1,019,709	642,954
Sime Darby Plantation Bhd	1,019,709	1,304,355
Sime Darby Property Bhd	1,019,709	290,612
Sona Petroleum Bhd(1)(3)	1,449,600	0
SP Setia Bhd	2,486,760	1,622,333
Sunway Bhd	1,363,189	497,240
Sunway Real Estate Investment Trust	2,043,200	834,937
Supermax Corp. Bhd	926,000	725,208
Ta Ann Holdings Bhd	427,078	275,499
Telekom Malaysia Bhd	1,280,400	996,332
Tenaga Nasional Bhd	1,515,431	5,666,168
Top Glove Corp. Bhd	642,600	1,654,401
UEM Sunrise Bhd	2,038,500	408,308
UMW Holdings Bhd	549,600	666,029
Unisem (M) Bhd	3,101,700	2,321,226
UOA Development Bhd	377,700	209,677
Velesto Energy Bhd(1)	3,181,847	215,314
VS Industry Bhd	850,875	355,714
YTL Corp. Bhd	2,679,048	808,667
YTL Power International Bhd	2,374,522	619,089

		$89,146,031

Mauritius — 0.8%
Alteo, Ltd.	901,317	$647,732
Attitude Property, Ltd.	1,092,500	409,025
CIEL, Ltd.	8,671,097	1,725,802
CIM Financial Services, Ltd.	3,733,385	1,051,779
ENL Land, Ltd.	783,385	1,185,602
IBL, Ltd.	309,981	460,573
MCB Group, Ltd.	1,641,506	13,203,229
Phoenix Beverages, Ltd.	33,742	586,037
Rogers & Co., Ltd.	608,300	672,539
SBM Holdings, Ltd.	17,661,817	3,342,400
Sun, Ltd., Class A	100,851	143,075
Terra Mauricia, Ltd.	1,029,130	731,130
United Basalt Products, Ltd.	187,150	700,259

		$24,859,182

Mexico — 5.8%
Alfa SAB de CV, Series A	5,496,920	$7,067,217

Security	Shares	Value
Alsea SAB de CV	1,398,400	$4,749,509
America Movil SAB de CV, Series L	46,145,990	37,111,101
Arca Continental SAB de CV	213,000	1,374,700
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	652,200	1,019,738
Bolsa Mexicana de Valores SAB de CV	766,900	1,569,125
Cemex SAB de CV, Series CPO(1)	12,220,018	8,599,852
Coca-Cola Femsa SAB de CV, Series L	192,600	1,177,686
Controladora Vuela Cia de Aviacion SAB de CV(1)	363,200	272,487
El Puerto de Liverpool SAB de CV	262,181	1,969,930
Empresas ICA SAB de CV(1)(3)	2,075,736	0
Fibra Uno Administracion SA de CV	2,059,767	2,724,123
Fomento Economico Mexicano SAB de CV, Series UBD	1,139,100	11,269,262
Genomma Lab Internacional SAB de CV(1)	2,039,300	1,779,511
Gentera SAB de CV	2,038,862	2,062,395
Grupo Aeroportuario del Centro Norte SAB de CV	143,800	1,027,747
Grupo Aeroportuario del Pacifico SAB de CV, Class B	370,800	4,056,727
Grupo Aeroportuario del Sureste SAB de CV, Class B	260,494	5,322,908
Grupo Bimbo SAB de CV, Series A	1,312,108	2,791,928
Grupo Carso SAB de CV, Series A1	972,200	3,236,511
Grupo Comercial Chedraui SA de CV	56,308	125,861
Grupo Elektra SAB de CV	110,870	5,035,894
Grupo Financiero Banorte SAB de CV, Class O	1,973,100	14,273,714
Grupo Financiero Inbursa SAB de CV, Class O	3,006,516	4,726,499
Grupo Mexico SAB de CV, Series B	3,812,235	10,971,838
Grupo Sanborns SAB de CV	223,900	229,416
Grupo Televisa SAB, Series CPO	4,213,471	14,972,524
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	1,910,350
Industrias CH SAB de CV, Series B(1)	194,112	798,687
Industrias Penoles SAB de CV	112,429	1,934,435
Infraestructura Energetica Nova SAB de CV	250,400	1,244,373
Kimberly-Clark de Mexico SAB de CV, Class A	633,710	1,124,248
Megacable Holdings SAB de CV, Series CPO	40,500	208,863
Mexichem SAB de CV	1,247,467	4,270,878
Minera Frisco SAB de CV(1)	873,200	335,954
Nemak SAB de CV(2)	325,400	245,171
Organizacion Soriana SAB de CV, Class B(1)	166,700	288,968
Promotora y Operadora de Infraestructura SAB de CV	352,255	3,749,368
Telesites SAB de CV(1)	2,436,230	1,903,264
Ternium SA ADR	40,022	1,212,266
TV Azteca SAB de CV, Series CPO	1,018,565	124,096
Wal-Mart de Mexico SAB de CV, Series V	2,523,064	7,653,860

		$176,522,984

Morocco — 0.8%
Attijariwafa Bank	81,912	$3,912,308
Banque Centrale Populaire	74,120	2,193,961
BMCE Bank	66,776	1,345,680
Cosumar	74,043	1,335,282
Delta Holding SA	35,000	116,685
Douja Promotion Groupe Addoha SA	372,601	582,433
Label Vie	5,348	1,104,579
LafargeHolcim Maroc SA	18,125	3,133,174
Lesieur Cristal	38,360	603,289
Managem SA	8,618	1,051,713

Security	Shares	Value
Maroc Telecom	358,271	$5,423,702
Marocaine Pour Le Commerce et L’Industrie Banque	3,030	250,055
Samir(1)(3)	19,247	0
Societe d’Exploitation des Ports	28,600	513,295
Sonasid(1)	5,872	349,604
Taqa Morocco	26,192	2,472,128
Wafa Assurance	716	300,509

		$24,688,397

Nigeria — 0.6%
Access Bank PLC	32,908,148	$734,151
Afriland Properties PLC(1)(3)	1,223,812	0
Dangote Cement PLC	3,518,191	1,979,779
Dangote Sugar Refinery PLC	4,385,654	174,655
Ecobank Transnational, Inc.(1)	12,099,560	592,793
FBN Holdings PLC	63,919,199	1,560,613
FCMB Group PLC	21,258,724	98,930
Fidelity Bank PLC	37,069,799	174,578
Flour Mills of Nigeria PLC	2,929,523	160,725
Forte Oil PLC(1)	2,086,402	120,296
Guaranty Trust Bank PLC	29,136,638	2,926,076
Guiness Nigeria PLC	1,245,140	273,162
Lafarge Africa PLC	6,063,228	368,218
Lekoil, Ltd.(1)	1,110,205	231,754
Nestle Nigeria PLC	388,412	1,463,554
Nigerian Breweries PLC	6,771,862	1,698,974
Oando PLC(1)	14,592,401	200,268
PZ Cussons Nigeria PLC	950,083	32,677
SEPLAT Petroleum Development Co. PLC(2)	728,540	1,319,174
Stanbic IBTC Holdings PLC	3,126,624	395,380
Transnational Corp. of Nigeria PLC	22,334,373	79,069
UAC of Nigeria PLC	4,061,181	119,077
Unilever Nigeria PLC	2,074,728	269,723
United Bank for Africa PLC	44,535,174	1,026,307
Zenith Bank PLC	41,708,535	2,461,121

		$18,461,054

Oman — 0.7%
Al Anwar Ceramic Tiles Co.	166,191	$38,986
Al Maha Petroleum Products Marketing Co., LLC	36,500	83,407
Bank Dhofar SAOG	2,134,153	902,577
Bank Muscat SAOG	3,421,569	3,786,056
Bank Nizwa SAOG(1)	941,624	213,966
Bank Sohar SAOG	5,258,914	1,751,195
Dhofar International Development & Investment Holding SAOG	316,407	219,801
Galfar Engineering & Contracting SAOG(1)	1,569,283	425,810
HSBC Bank Oman SAOG	2,331,977	712,807
National Bank of Oman SAOG	2,801,885	1,326,415
Oman Cables Industry SAOG	192,264	497,443
Oman Cement Co. SAOG	956,735	851,432
Oman Flour Mills Co. SAOG	543,700	1,014,576
Oman Telecommunications Co. SAOG	1,348,933	3,011,152
Ominvest	1,684,394	1,580,928
Ooredoo	1,374,678	1,927,674
Raysut Cement Co. SAOG	523,326	579,617
Renaissance Services SAOG(1)	1,561,017	1,652,334

Security	Shares	Value
Sembcorp Salalah Power & Water Co.	554,425	$307,191
Shell Oman Marketing Co. SAOG	66,100	242,067

		$21,125,434

Pakistan — 1.4%
Adamjee Insurance Co., Ltd.	1,019,644	$366,381
Attock Petroleum, Ltd.	124,080	441,766
Attock Refinery, Ltd.	275,500	337,895
Bank AL Habib, Ltd.	309,500	199,451
Bank Alfalah, Ltd.	1,770,333	709,831
Bank of Punjab, (The)(1)	4,272,000	404,054
Cherat Cement Co., Ltd.	236,000	153,978
D.G. Khan Cement Co., Ltd.	726,520	599,824
Engro Corp., Ltd.	858,916	2,156,137
Engro Fertilizers, Ltd.	1,343,500	818,024
Engro Foods, Ltd.	467,100	316,057
Fatima Fertilizer Co., Ltd.	952,500	280,157
Fauji Cement Co., Ltd.	2,344,000	422,495
Fauji Fertilizer Bin Qasim, Ltd.	841,000	252,178
Fauji Fertilizer Co., Ltd.	1,963,614	1,545,952
Habib Bank, Ltd.	1,632,733	1,990,320
Hascol Petroleum, Ltd.	281,500	630,104
Honda Atlas Cars Pakistan, Ltd.	90,279	183,877
Hub Power Co., Ltd. (The)	3,945,400	2,761,251
Indus Motor Co., Ltd.	52,160	586,100
International Steels, Ltd.	486,900	356,525
K-Electric, Ltd.(1)	10,456,000	450,891
Kot Addu Power Co., Ltd.	1,728,500	789,430
Lucky Cement, Ltd.	600,550	2,489,912
Maple Leaf Cement Factory, Ltd.	1,092,750	414,744
Mari Petroleum Co., Ltd.	29,192	366,754
MCB Bank, Ltd.	1,447,325	2,320,496
Millat Tractors, Ltd.	137,549	1,114,514
National Bank of Pakistan(1)	1,144,026	477,309
National Refinery, Ltd.	58,850	165,889
Nishat Mills, Ltd.	2,017,480	2,292,023
Oil & Gas Development Co., Ltd.	1,665,700	2,052,639
Packages, Ltd.	93,450	336,641
Pak Elektron, Ltd.	3,166,500	783,959
Pak Suzuki Motor Co., Ltd.	121,600	308,485
Pakistan Oilfields, Ltd.	378,600	1,674,702
Pakistan Petroleum, Ltd.	1,382,202	2,371,683
Pakistan State Oil Co., Ltd.	621,986	1,597,049
Pakistan Telecommunication Co., Ltd.	2,767,500	222,800
Searle Co., Ltd. (The)	789,214	2,007,571
SUI Northern Gas Pipelines, Ltd.	3,033,800	2,181,770
SUI Southern Gas Co., Ltd.(1)	4,210,152	939,542
Thal, Ltd.	121,600	435,619
TRG Pakistan(1)	4,839,587	1,079,871
United Bank, Ltd.	1,255,325	1,557,719

		$43,944,369

Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	15,500	$324,260

Security	Shares	Value
Copa Holdings SA, Class A	74,108	$5,916,783

		$6,241,043

Peru — 1.6%
Alicorp SAA	2,359,563	$7,534,091
BBVA Banco Continental SA	548,775	661,035
Cementos Pacasmayo SAA	174,644	383,211
Cia de Minas Buenaventura SA ADR	280,456	3,760,915
Credicorp, Ltd.	88,396	19,719,380
Enel Generacion Peru SAA	2,224,210	1,413,650
Ferreycorp SAA	2,431,897	1,729,656
Grana y Montero SAA(1)	1,475,743	817,351
Intercorp Financial Services, Inc.	18,537	741,480
Luz del Sur SAA	54,936	197,025
Minsur SA	1,034,898	461,994
Nexa Resources Peru SAA	624,959	735,780
Sociedad Minera Cerro Verde SAA	24,521	559,079
Southern Copper Corp.	203,455	8,777,049
Union Andina de Cementos SAA	167,128	116,339

		$47,608,035

Philippines — 2.6%
Aboitiz Equity Ventures, Inc.	2,284,250	$2,069,227
Aboitiz Power Corp.	3,401,900	2,106,088
Alliance Global Group, Inc.(1)	2,897,300	669,195
Ayala Corp.	201,738	3,464,183
Ayala Land, Inc.	4,584,708	3,398,417
Ayala Land, Inc., PFC Shares(3)	3,534,608	0
Bank of the Philippine Islands	1,474,853	2,274,030
BDO Unibank, Inc.	1,400,019	3,104,216
Bloomberry Resorts Corp.	14,372,500	2,332,190
CEMEX Holdings Philippines, Inc.(1)(2)	3,723,800	163,946
Century Pacific Food, Inc.	1,007,500	264,687
Cosco Capital, Inc.	1,868,100	200,487
D&L Industries, Inc.	4,542,000	827,906
DMCI Holdings, Inc.	2,556,500	538,387
Emperador, Inc.	3,420,000	445,743
Energy Development Corp.(1)	14,742,350	1,931,783
Filinvest Land, Inc.	16,105,546	425,862
First Gen Corp.	2,648,860	821,518
First Philippine Holdings Corp.	403,650	481,535
Global Ferronickel Holdings, Inc.(1)	7,655,294	263,416
Globe Telecom, Inc.	68,575	2,791,329
GT Capital Holdings, Inc.	55,890	847,134
International Container Terminal Services, Inc.	551,900	960,571
JG Summit Holdings, Inc.	2,048,150	2,043,502
Jollibee Foods Corp.	1,132,220	5,383,296
Lopez Holdings Corp.	8,390,900	687,306
LT Group, Inc.	1,987,400	529,968
Manila Electric Co.	464,684	2,926,193
Manila Water Co.	1,474,000	668,428
Megaworld Corp.	10,700,000	871,450
Melco Resorts and Entertainment (Philippines) Corp.(1)	10,101,200	1,318,544
Metro Pacific Investments Corp.	10,567,300	928,155
Metropolitan Bank & Trust Co.	1,006,867	1,249,034

Security	Shares	Value
Nickel Asia Corp.	9,129,938	$739,596
Petron Corp.	2,395,000	385,262
Philex Mining Corp.	3,645,900	225,556
PLDT, Inc.	203,575	5,128,981
Puregold Price Club, Inc.	1,964,200	1,637,423
Robinsons Land Corp.	1,636,615	614,292
Robinsons Retail Holdings, Inc.	1,077,190	1,588,741
San Miguel Corp.	484,300	1,519,548
Security Bank Corp.	248,900	709,222
Semirara Mining & Power Corp.	3,919,320	1,937,521
SM Investments Corp.	354,720	5,932,794
SM Prime Holdings, Inc.	9,291,350	6,217,447
Travellers International Hotel Group, Inc.(1)	3,644,200	350,730
Universal Robina Corp.	1,964,140	5,247,743
Vista Land & Lifescapes, Inc.	6,128,000	690,485

		$79,913,067

Poland — 3.0%
Alior Bank SA(1)	98,462	$1,680,409
AmRest Holdings SE(1)	24,441	2,976,801
Asseco Poland SA	309,112	3,995,385
Bank Handlowy w Warszawie SA	44,485	931,154
Bank Millennium SA(1)	697,490	1,750,253
Bank Polska Kasa Opieki SA	150,085	4,319,443
Boryszew SA(1)	350,000	479,609
Budimex SA	50,276	1,411,259
CCC SA	27,466	1,637,456
CD Projekt SA(1)	49,801	2,528,445
Ciech SA	40,900	525,341
Cyfrowy Polsat SA(1)	551,626	3,326,865
Enea SA(1)	145,490	315,529
Energa SA(1)	389,300	825,677
Eurocash SA	288,203	1,412,299
Getin Noble Bank SA(1)	530,473	81,908
Globe Trade Centre SA	183,554	410,664
Grupa Azoty SA	31,054	265,994
Grupa Lotos SA	116,903	2,377,753
ING Bank Slaski SA	15,900	787,200
Jastrzebska Spolka Weglowa SA(1)	164,142	2,953,253
KGHM Polska Miedz SA(1)	230,446	5,556,259
KRUK SA	21,183	1,153,086
LPP SA	1,852	4,332,645
Lubelski Wegiel Bogdanka SA(1)	10,688	173,841
mBank SA	22,522	2,731,872
Netia SA(1)	284,937	347,639
Orange Polska SA(1)	2,339,445	2,816,190
Orbis SA	131,300	3,025,943
PGE SA(1)	2,425,400	6,268,869
Polski Koncern Naftowy ORLEN SA	312,755	8,572,937
Polskie Gornictwo Naftowe i Gazownictwo SA(1)	2,209,947	3,879,075
Powszechna Kasa Oszczednosci Bank Polski SA	792,665	9,208,546
Powszechny Zaklad Ubezpieczen SA	531,731	5,722,304
Santander Bank Polska SA	19,704	2,003,927
Tauron Polska Energia SA(1)	3,658,454	1,756,650

		$92,542,480

Security	Shares	Value
Qatar — 1.5%
Aamal Co. QSC	97,022	$249,929
Al Meera Consumer Goods Co.	16,300	675,384
Barwa Real Estate Co.	226,249	2,192,561
Commercial Bank PQSC (The)	165,325	1,830,021
Doha Bank QPSC	113,973	652,450
Gulf International Services QSC(1)	126,444	638,191
Gulf Warehousing Co.	32,900	357,530
Industries Qatar	159,355	5,447,330
Masraf Al Rayan QSC	304,959	3,131,822
Mazaya Qatar Real Estate Development QSC(1)	137,946	253,057
Medicare Group	34,182	611,534
Ooredoo QPSC	233,532	4,400,230
Qatar Electricity & Water Co. QSC	66,015	3,473,269
Qatar First Bank(1)	153,900	210,241
Qatar Gas Transport Co., Ltd.	638,791	3,002,359
Qatar Insurance Co.	148,358	1,540,147
Qatar International Islamic Bank	32,210	501,758
Qatar Islamic Bank	49,298	1,889,836
Qatar National Bank QPSC	190,957	9,268,026
Qatar National Cement Co. QSC	32,334	491,058
Qatar Navigation QSC	68,389	1,226,943
Qatari Investors Group	63,900	525,903
United Development Co. QSC	435,762	1,657,309
Vodafone Qatar QSC(1)	694,900	1,629,989

		$45,856,877

Romania — 0.8%
Antibiotice SA	1,843,129	$227,403
Banca Transilvania SA	15,759,494	9,118,863
BRD-Groupe Societe Generale SA	1,094,113	3,691,253
OMV Petrom SA	50,671,803	4,579,291
Societatea Energetica Electrica SA	487,300	1,278,915
Societatea Nationala de Gaze Naturale ROMGAZ SA	342,084	2,878,095
Societatea Nationala Nuclearelectrica SA	322,130	609,509
Transelectrica SA	247,700	1,452,405
Transgaz SA Medias	14,233	1,251,231

		$25,086,965

Russia — 6.6%
Aeroflot PJSC	1,448,730	$2,346,458
Alrosa PJSC	2,707,900	4,382,778
Etalon Group PLC GDR(4)	98,319	229,185
Evraz PLC	315,476	2,322,034
Federal Grid Co. Unified Energy System PJSC	1,250,240,600	3,146,611
Gazprom PJSC ADR	3,665,307	18,289,992
Globaltrans Investment PLC GDR(4)(5)	35,100	368,550
Globaltrans Investment PLC GDR(4)(5)	236,017	2,478,089
Inter RAO UES PJSC	28,782,001	1,790,051
Lenta, Ltd. GDR(1)(4)	371,877	1,317,911
LSR Group PJSC GDR(4)	62,005	121,654
Lukoil PJSC ADR	294,861	22,578,500
Luxoft Holding, Inc.(1)	15,500	733,925
Magnit PJSC	108,764	6,338,555
Magnitogorsk Iron & Steel Works PJSC	1,708,700	1,354,705

Security	Shares	Value
Mail.ru Group, Ltd. GDR(1)(4)	216,510	$5,831,356
MegaFon PJSC GDR(1)(4)	191,915	1,639,971
MMC Norilsk Nickel PJSC ADR(5)	59,048	1,015,035
MMC Norilsk Nickel PJSC ADR(5)	645,862	11,153,401
Mobile TeleSystems PJSC	2,194,143	9,131,104
Moscow Exchange MICEX-RTS PJSC(1)	1,645,350	2,444,221
Mosenergo PJSC	12,772,962	409,108
Novatek PJSC GDR(4)	47,573	8,725,421
Novolipetsk Steel PJSC GDR	118,024	3,176,586
PhosAgro PJSC GDR(4)	93,673	1,270,810
PIK Group PJSC	113,450	601,116
Polymetal International PLC	300,059	2,399,990
QIWI PLC ADR(1)	134,500	1,771,365
Rosneft Oil Co. PJSC GDR(4)	864,657	6,460,502
Rosseti PJSC	159,516,873	1,762,040
Rostelecom PJSC	808,238	857,326
Rostelecom PJSC ADR	31,284	197,715
RusHydro PJSC	301,400,952	2,859,109
Sberbank of Russia PJSC	7,246,770	22,357,480
Severstal PJSC GDR(4)	219,504	3,655,845
Sistema PJSFC	6,888,800	916,261
Sistema PJSFC GDR(4)	166,806	438,979
Surgutneftegas PJSC ADR	736,684	3,041,356
Surgutneftegas PJSC ADR, PFC Shares	73,700	420,090
Surgutneftegas PJSC, PFC Shares	5,393,317	3,135,435
Tatneft PJSC ADR	163,295	12,459,388
Transneft PJSC, PFC Shares	1,225	3,090,916
Unipro PJSC	9,801,000	401,926
United Wagon Co. PJSC(1)	29,700	208,456
VEON, Ltd. ADR	921,930	2,673,597
VTB Bank PJSC	1,899,530,000	1,179,333
VTB Bank PJSC GDR(4)	486,602	651,421
X5 Retail Group NV GDR(4)	226,978	5,135,474
Yandex NV, Class A(1)	408,400	13,432,276

		$202,703,407

Slovenia — 0.8%
Cinkarna Celje DD	4,406	$1,242,683
Gorenje DD(1)	109,490	1,502,059
KRKA DD	145,411	9,279,875
Luka Koper	26,836	933,761
Petrol	15,032	5,913,708
Pozavarovalnica Sava DD	64,657	1,245,735
Telekom Slovenije DD	27,595	2,191,347
Zavarovalnica Triglav DD	67,356	2,248,150

		$24,557,318

South Africa — 5.7%
Absa Group, Ltd.	203,773	$2,185,503
AECI, Ltd.	108,017	799,331
African Rainbow Minerals, Ltd.	33,300	302,245
Anglo American Platinum, Ltd.	15,100	493,666
AngloGold Ashanti, Ltd.	70,634	610,333
AngloGold Ashanti, Ltd. ADR	79,199	679,527
Aspen Pharmacare Holdings, Ltd.	301,772	3,611,097

Security	Shares	Value
Assore, Ltd.	24,358	$594,638
Astral Foods, Ltd.	26,100	455,073
AVI, Ltd.	228,000	1,714,373
Barloworld, Ltd.	463,800	4,040,359
Bid Corp., Ltd.	455,103	9,485,937
Bidvest Group, Ltd. (The)	455,103	5,953,083
Clicks Group, Ltd.	218,200	2,696,822
DataTec, Ltd.	305,900	500,132
Discovery, Ltd.	221,254	2,657,166
Exxaro Resources, Ltd.	92,500	950,926
FirstRand, Ltd.	956,285	4,587,144
Foschini Group, Ltd. (The)	104,323	1,280,173
Gold Fields, Ltd.	255,380	611,933
Grindrod Shipping Holdings, Ltd.(1)	8,765	61,952
Grindrod, Ltd.(1)	350,600	193,359
Growthpoint Properties, Ltd.	1,244,700	2,042,445
Hosken Consolidated Investments, Ltd.	33,700	304,164
Hyprop Investments, Ltd.	65,400	427,191
Impala Platinum Holdings, Ltd.(1)	133,586	258,020
Imperial Holdings, Ltd.	130,900	1,618,444
Investec, Ltd.	156,600	1,101,063
JSE, Ltd.	45,700	514,362
Kumba Iron Ore, Ltd.	22,200	503,018
Liberty Holdings, Ltd.	67,700	539,150
Life Healthcare Group Holdings, Ltd.	709,548	1,232,070
Massmart Holdings, Ltd.	48,804	356,798
MMI Holdings, Ltd.(1)	554,133	679,602
Mondi, Ltd.	134,531	3,694,482
Mr Price Group, Ltd.	188,400	3,038,412
MTN Group, Ltd.	2,099,580	13,001,801
Murray & Roberts Holdings, Ltd.	689,700	809,048
Nampak, Ltd.(1)	677,282	733,968
Naspers, Ltd., Class N	125,876	27,107,250
Nedbank Group, Ltd.	141,600	2,648,881
Netcare, Ltd.	659,100	1,126,359
Northam Platinum, Ltd.(1)	298,659	849,153
Novus Holdings, Ltd.	43,537	12,794
Pick’n Pay Stores, Ltd.	213,731	1,040,003
Rand Merchant Investment Holdings, Ltd.	449,000	1,222,767
Redefine Properties, Ltd.	1,959,096	1,387,495
Remgro, Ltd.	237,905	3,315,531
Reunert, Ltd.	401,800	2,159,465
RMB Holdings, Ltd.	520,200	2,908,360
Sanlam, Ltd.	883,390	4,935,188
Santam, Ltd.	27,610	641,755
Sappi, Ltd.	593,587	3,723,767
Sasol, Ltd.	446,059	17,233,943
Shoprite Holdings, Ltd.	419,647	5,682,379
Sibanye Gold, Ltd.(1)	1,116,045	677,852
SPAR Group, Ltd. (The)	79,260	1,032,289
Standard Bank Group, Ltd.	605,849	7,491,635
Steinhoff International Holdings NV(1)	1,020,600	166,246
Telkom SA SOC, Ltd.	333,000	1,216,173
Tiger Brands, Ltd.	207,487	3,888,302

Security	Shares	Value
Tongaat Hulett, Ltd.	25,322	$132,597
Truworths International, Ltd.	299,341	1,765,550
Vodacom Group, Ltd.	444,200	3,953,592
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	1,207,957
Woolworths Holdings, Ltd.	355,542	1,246,501

		$174,092,594

South Korea — 6.3%
AMOREPACIFIC Corp.	10,613	$2,496,268
AMOREPACIFIC Group	19,571	1,645,724
BNK Financial Group, Inc.	55,807	432,573
Bukwang Pharmaceutical Co., Ltd.	37,016	920,981
Cell Biotech Co., Ltd.	7,242	237,675
Celltrion, Inc.(1)	20,208	5,415,661
Chabiotech Co., Ltd.(1)	12,772	278,216
Cheil Worldwide, Inc.	38,050	742,991
CJ CheilJedang Corp.	3,500	1,052,012
CJ Corp.	7,083	861,945
CJ ENM Co., Ltd.	1,122	250,843
CJ Logistics Corp.(1)	4,378	623,517
Coway Co., Ltd.	15,560	1,217,449
Daelim Industrial Co., Ltd.	6,870	511,595
Daesang Corp.	29,700	702,773
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	320,609
Daewoo Industrial Development Co., Ltd.(1)	3,501	15,813
DB Insurance Co., Ltd.	9,442	619,642
DGB Financial Group Co., Ltd.	64,880	593,544
Dong-A ST Co., Ltd.	5,069	491,102
Doosan Corp.	4,600	565,871
E-MART, Inc.	8,311	1,554,940
Green Cross Corp.	2,863	451,568
Green Cross Holdings Corp.	9,800	254,795
GS Engineering & Construction Corp.	35,833	1,688,813
GS Holdings Corp.	47,154	2,342,555
Hana Financial Group, Inc.	64,225	2,578,813
Hanjin Kal Corp.	8,977	182,064
Hanjin Transportation Co., Ltd.	10,500	309,532
Hankook Tire Co., Ltd.	27,617	1,246,752
Hanmi Pharmaceutical Co., Ltd.	3,099	1,396,760
Hanmi Science Co., Ltd.	24,915	1,971,808
Hanwha Chemical Corp.	65,820	1,145,028
Hanwha Corp.	27,900	825,129
HDC Holdings Co., Ltd.	11,087	228,940
HDC Hyundai Development Co-Engineering & Construction, Class E(1)	15,492	710,716
Hotel Shilla Co., Ltd.	12,750	1,246,735
Hyosung Advanced Materials Corp.(1)	2,398	305,898
Hyosung Chemical Corp.(1)	1,707	235,448
Hyosung Corp.	7,385	319,526
Hyosung Heavy Industries Corp.(1)	4,991	267,267
Hyosung TNC Co., Ltd.(1)	2,316	388,349
Hyundai Department Store Co., Ltd.	5,600	501,835
Hyundai Engineering & Construction Co., Ltd.	26,794	1,629,622
Hyundai Glovis Co., Ltd.	11,450	1,341,722
Hyundai Heavy Industries Co., Ltd.(1)	1,784	216,234

Security	Shares	Value
Hyundai Marine & Fire Insurance Co., Ltd.	14,350	$542,448
Hyundai Mobis Co., Ltd.	12,626	2,594,351
Hyundai Motor Co.	33,990	3,967,606
Hyundai Motor Co., Second PFC Shares	3,773	288,188
Hyundai Steel Co.	49,615	2,527,707
Hyundai Wia Corp.	6,700	255,811
InBody Co., Ltd.	11,574	296,636
Industrial Bank of Korea	71,500	982,622
Kangwon Land, Inc.	36,658	948,435
KB Financial Group, Inc.	81,707	3,979,455
KB Financial Group, Inc. ADR	7,488	361,521
KCC Corp.	1,710	522,748
Kia Motors Corp.	64,887	2,052,501
KIWOOM Securities Co., Ltd.	8,011	703,926
Korea Electric Power Corp.	262,607	6,950,779
Korea Gas Corp.(1)	15,047	822,927
Korea Investment Holdings Co., Ltd.	10,700	733,719
Korea Zinc Co., Ltd.	5,700	2,240,045
Korean Air Lines Co., Ltd.	18,577	470,502
Korean Reinsurance Co.	52,474	494,401
KT Corp.	87,949	2,390,902
KT&G Corp.	49,980	4,685,358
Kumho Petrochemical Co., Ltd.	4,900	435,057
LG Chem, Ltd.	17,659	5,817,656
LG Corp.	45,183	2,957,456
LG Display Co., Ltd.	33,200	573,673
LG Electronics, Inc.	9,019	577,132
LG Hausys, Ltd.	4,611	292,242
LG Household & Health Care, Ltd.	3,800	4,370,446
LG Uplus Corp.	278,220	4,590,270
Lotte Chemical Corp.	10,200	2,556,199
Lotte Corp.(1)	5,150	265,113
LOTTE Fine Chemical Co., Ltd.	10,800	505,216
Lotte Shopping Co., Ltd.	4,018	759,315
LS Corp.	7,030	434,002
LS Industrial Systems Co., Ltd.	4,500	302,403
Macrogen, Inc.(1)	13,950	495,836
Medy-Tox, Inc.	4,331	2,417,467
Mirae Asset Daewoo Co., Ltd.	118,556	905,138
Naver Corp.	3,131	2,020,933
NCsoft Corp.	5,300	2,114,560
NH Investment & Securities Co., Ltd.	51,222	659,920
Nong Shim Co., Ltd.	1,100	241,478
Orion Corp. of Republic of Korea	7,895	750,623
Osstem Implant Co., Ltd.(1)	12,166	532,207
POSCO	23,524	6,244,367
Posco Daewoo Corp.	10,502	198,152
S-Oil Corp.	24,372	3,010,471
S1 Corp.	10,130	834,642
Samsung Biologics Co., Ltd.(1)(2)	5,364	2,581,277
Samsung C&T Corp.	21,421	2,499,669
Samsung Card Co., Ltd.	10,660	353,561
Samsung Electro-Mechanics Co., Ltd.	16,480	2,064,099
Samsung Electronics Co., Ltd.	334,200	13,986,555

Security	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.	8,763	$2,243,233
Samsung Life Insurance Co., Ltd.	23,664	2,075,684
Samsung SDI Co., Ltd.	7,925	1,845,665
Samsung Securities Co., Ltd.	14,212	418,502
Seegene, Inc.(1)	19,291	430,506
Shinhan Financial Group Co., Ltd.	102,298	4,133,707
Shinsegae, Inc.	2,179	712,376
SK Chemicals Co., Ltd.(1)	6,265	481,121
SK Discovery Co., Ltd.	5,834	176,423
SK Holdings Co., Ltd.	6,366	1,647,304
SK Hynix, Inc.	58,370	3,861,634
SK Innovation Co., Ltd.	64,096	12,424,367
SK Telecom Co., Ltd.	33,743	8,555,026
SK Telecom Co., Ltd. ADR	19,826	552,749
ViroMed Co., Ltd.(1)	12,347	2,680,932
Woori Bank	20,809	316,864
Yuhan Corp.	7,463	1,631,090
Zyle Motor Sales Corp.(1)	4,895	7,325

		$192,691,884

Sri Lanka — 0.6%
Access Engineering PLC	3,828,963	$316,661
Aitken Spence PLC	867,213	225,320
Ceylon Tobacco Co. PLC	96,609	775,897
Chevron Lubricants Lanka PLC	1,378,614	530,290
Commercial Bank of Ceylon PLC	3,183,469	2,126,694
DFCC Bank PLC	648,984	345,468
Dialog Axiata PLC	15,786,381	1,120,636
Distilleries Co. of Sri Lanka PLC	1,837,926	182,357
Hatton National Bank PLC	1,697,949	2,108,163
Hemas Holdings PLC	1,663,050	840,489
John Keells Holdings PLC	5,864,940	4,558,364
Melstacorp PLC(1)	6,203,001	1,833,850
National Development Bank PLC	1,130,024	694,599
Nations Trust Bank PLC(1)	958,472	499,006
Nestle Lanka PLC	14,336	140,005
Sampath Bank PLC(1)	904,643	1,278,211
Teejay Lanka PLC	1,870,121	318,225

		$17,894,235

Taiwan — 6.5%
Acer, Inc.	948,490	$783,413
Advantech Co., Ltd.	225,963	1,681,796
Altek Corp.	206,437	184,016
ASE Technology Holding Co., Ltd.	669,415	1,635,060
Asia Cement Corp.	1,183,967	1,608,907
Asia Optical Co., Inc.	187,913	444,763
Asustek Computer, Inc.	118,174	1,022,306
AU Optronics Corp.	3,013,925	1,271,033
AU Optronics Corp. ADR	33,754	142,104
Capital Securities Corp.	647,503	218,236
Catcher Technology Co., Ltd.	113,100	1,243,294
Cathay Financial Holding Co., Ltd.	2,145,019	3,686,441
Cathay Real Estate Development Co., Ltd.	462,000	278,440

Security	Shares	Value
Chang Hwa Commercial Bank, Ltd.	2,158,286	$1,335,618
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	2,799,956
Cheng Uei Precision Industry Co., Ltd.	149,516	126,805
Chicony Electronics Co., Ltd.	161,318	326,589
China Airlines, Ltd.	940,963	285,010
China Development Financial Holding Corp.	5,090,106	1,899,185
China Life Insurance Co., Ltd.	519,639	522,493
China Motor Corp.	1,026,930	862,408
China Petrochemical Development Corp.(1)	1,522,857	695,562
China Steel Corp.	6,433,886	5,372,434
Chipbond Technology Corp.	240,000	463,007
Chong Hong Construction Co., Ltd.	165,761	421,241
Chunghwa Telecom Co., Ltd.	2,476,909	8,921,684
Clevo Co.	206,579	196,052
Compal Electronics, Inc.	1,488,557	923,276
Coretronic Corp.	169,387	299,028
CTBC Financial Holding Co., Ltd.	6,143,273	4,625,372
Delta Electronics, Inc.	434,356	1,862,009
E.Sun Financial Holding Co., Ltd.	2,996,398	2,212,322
Elan Microelectronics Corp.	142,410	237,251
Epistar Corp.	321,439	364,765
Eternal Materials Co., Ltd.	388,561	337,213
EVA Airways Corp.	1,912,551	930,007
Evergreen Marine Corp.	1,229,879	515,475
Everlight Chemical Industrial Corp.	379,054	220,947
Everlight Electronics Co., Ltd.	103,212	105,456
Far Eastern Department Stores, Ltd.	1,496,944	838,097
Far Eastern International Bank	1,065,026	376,685
Far Eastern New Century Corp.	2,069,313	2,419,738
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,859,624
Faraday Technology Corp.	262,329	468,170
Feng Hsin Steel Co., Ltd.	172,000	341,287
FIH Mobile, Ltd.(1)	1,168,000	133,748
First Financial Holding Co., Ltd.	3,583,397	2,440,417
Formosa Chemicals & Fibre Corp.	1,780,214	7,460,248
Formosa International Hotels Corp.	40,132	178,087
Formosa Petrochemical Corp.	985,153	4,775,253
Formosa Plastics Corp.	2,620,853	10,039,845
Formosa Taffeta Co., Ltd.	545,000	664,720
Formosan Rubber Group, Inc.	364,500	180,845
Foxconn Technology Co., Ltd.	340,221	830,248
Fubon Financial Holding Co., Ltd.	1,538,833	2,610,079
Giant Manufacturing Co., Ltd.	228,093	978,129
Gintech Energy Corp.(1)	320,371	153,979
Goldsun Building Materials Co., Ltd.	617,053	188,124
Great Wall Enterprise Co., Ltd.	343,857	424,986
Highwealth Construction Corp.	325,556	515,680
Hiwin Technologies Corp.	194,261	1,605,076
Hon Hai Precision Industry Co., Ltd.	1,367,636	3,546,524
Hotai Motor Co., Ltd.	98,000	839,410
HTC Corp.(1)	246,311	327,059
Hua Nan Financial Holdings Co., Ltd.	3,114,140	1,886,208
Huaku Development Co., Ltd.	187,010	409,531
Innolux Corp.	2,855,987	991,774

Security	Shares	Value
Inventec Corp.	1,330,753	$1,194,038
King Yuan Electronics Co., Ltd.	711,274	474,434
Kinsus Interconnect Technology Corp.	166,280	282,939
Largan Precision Co., Ltd.	12,042	1,430,603
LCY Chemical Corp.	253,644	431,022
Lite-On Technology Corp.	751,508	944,340
Macronix International Corp., Ltd.	509,738	424,664
MediaTek, Inc.	200,371	1,616,807
Mega Financial Holding Co., Ltd.	3,731,240	3,359,263
Merida Industry Co., Ltd.	435,907	2,041,156
Mitac Holdings Corp.	374,240	348,235
Nan Kang Rubber Tire Co., Ltd.	889,819	751,950
Nan Ya Plastics Corp.	3,006,303	8,346,577
Nanya Technology Corp.	311,276	594,410
Novatek Microelectronics Corp., Ltd.	263,479	1,300,228
Oriental Union Chemical Corp.	453,200	505,324
Pegatron Corp.	553,486	1,107,608
Phison Electronics Corp.	43,692	348,214
Pou Chen Corp.	2,168,764	2,289,875
Powertech Technology, Inc.	366,725	999,166
President Chain Store Corp.	619,120	7,268,911
Quanta Computer, Inc.	905,065	1,577,155
Radiant Opto-Electronics Corp.	206,350	466,007
Radium Life Tech Co., Ltd.(1)	342,068	200,801
Realtek Semiconductor Corp.	165,542	737,699
Ruentex Development Co., Ltd.	406,239	474,390
Ruentex Industries, Ltd.	1,161,953	2,308,726
Sanyang Motor Co., Ltd.	1,509,000	1,012,728
Shin Kong Financial Holding Co., Ltd.	3,317,472	1,297,409
Shin Kong Synthetic Fibers Corp.	965,996	396,913
Simplo Technology Co., Ltd.	74,292	509,896
Sino-American Silicon Products, Inc.	183,259	469,993
SinoPac Financial Holdings Co., Ltd.	4,420,980	1,613,915
Solar Applied Materials Technology Corp.(1)	290,753	204,738
Synnex Technology International Corp.	684,558	872,421
Tainan Spinning Co., Ltd.	1,445,010	629,373
Taishin Financial Holding Co., Ltd.	4,114,940	1,987,217
Taiwan Business Bank	2,084,051	757,498
Taiwan Cement Corp.	1,896,529	2,551,811
Taiwan Cooperative Financial Holding Co., Ltd.	2,624,357	1,598,453
Taiwan Fertilizer Co., Ltd.	436,000	663,897
Taiwan Mobile Co., Ltd.	1,170,052	4,195,358
Taiwan Semiconductor Manufacturing Co., Ltd.	1,526,873	13,029,620
Taiwan Tea Corp.(1)	661,346	336,740
Tatung Co., Ltd.(1)	1,214,645	1,602,521
Teco Electric & Machinery Co., Ltd.	1,226,000	889,210
Tong Yang Industry Co., Ltd.	379,826	524,687
TPK Holding Co., Ltd.	83,515	143,183
Transcend Information, Inc.	63,886	146,340
Tripod Technology Corp.	152,979	417,571
TSRC Corp.	381,087	423,059
TTY Biopharm Co., Ltd.	307,255	856,316
Tung Ho Steel Enterprise Corp.	293,385	227,659
U-Ming Marine Transport Corp.	202,000	232,167

Security	Shares	Value
Uni-President Enterprises Corp.	3,855,626	$10,059,342
Unimicron Technology Corp.	527,171	345,724
United Microelectronics Corp.	1,596,361	842,263
United Microelectronics Corp. ADR	93,397	240,964
Vanguard International Semiconductor Corp.	321,175	716,795
Walsin Lihwa Corp.	1,085,980	730,642
Wan Hai Lines, Ltd.	606,375	331,549
Waterland Financial Holdings	1,665,009	583,426
Wistron Corp.	991,885	646,096
WPG Holdings Co., Ltd.	548,136	681,128
Yageo Corp.	35,362	531,002
Yang Ming Marine Transport(1)	521,628	149,112
YFY, Inc.	1,451,414	591,785
Yieh Phui Enterprise Co., Ltd.	1,096,420	377,021
Yuanta Financial Holding Co., Ltd.	4,019,729	2,119,005
Yulon Motor Co., Ltd.	1,212,420	861,408

		$198,767,042

Thailand — 2.9%
Advanced Info Service PCL(7)	560,800	$3,486,154
Airports of Thailand PCL(7)	2,309,500	4,677,554
AP Thailand PCL(7)	4,609,660	1,297,173
Bangkok Bank PCL(7)	198,400	1,288,612
Bangkok Dusit Medical Services PCL(7)	6,953,300	5,482,334
Bangkok Expressway & Metro PCL(7)	6,497,454	1,747,938
Banpu PCL(7)	2,037,000	1,203,331
BEC World PCL(1)(7)	1,693,300	363,959
Berli Jucker PCL(7)	497,900	916,093
Bumrungrad Hospital PCL(7)	676,700	3,889,900
Cal-Comp Electronics (Thailand) PCL(7)	1,957,091	121,060
Central Pattana PCL(7)	972,200	2,495,168
Charoen Pokphand Foods PCL(7)	1,619,600	1,264,587
CP ALL PCL(7)	1,593,800	3,401,137
Delta Electronics (Thailand) PCL(7)	1,516,370	3,270,582
Electricity Generating PCL(7)	382,000	2,785,045
Glow Energy PCL(7)	803,700	2,187,284
Hana Microelectronics PCL(7)	1,416,900	1,731,183
Home Product Center PCL(7)	1,565,760	765,418
Indorama Ventures PCL(7)	1,282,071	2,339,460
Intouch Holdings PCL(7)	927,871	1,548,991
IRPC PCL(7)	4,225,800	888,776
Italian-Thai Development PCL(1)(7)	4,014,629	380,087
Kasikornbank PCL(7)	364,900	2,437,146
KCE Electronics PCL(7)	656,600	858,280
Kiatnakin Bank PCL(7)	555,000	1,291,758
Krung Thai Bank PCL(7)	1,610,225	1,005,798
Land & Houses PCL(7)	896,600	318,585
Major Cineplex Group PCL(7)	1,728,400	1,314,945
Minor International PCL(7)	3,179,761	4,031,918
Precious Shipping PCL(1)(7)	933,750	392,736
PTT Exploration & Production PCL(7)	370,516	1,778,218
PTT Global Chemical PCL(7)	1,039,205	2,611,430
PTT PCL(7)	2,284,700	3,835,526
Quality House PCL(7)	9,121,583	975,496

Security	Shares	Value
Ratchaburi Electricity Generating Holding PCL(7)	578,300	$925,072
Samart Corp. PCL(7)	718,600	185,528
Siam Cement PCL(7)	189,811	2,619,497
Siam City Cement PCL(7)	84,087	649,860
Siam Commercial Bank PCL(7)	439,500	2,024,800
Sino-Thai Engineering & Construction PCL(1)(7)	1,387,400	1,068,657
Super Energy Corp. PCL(1)(7)	8,463,500	219,897
SVI PCL(7)	1,450,800	251,216
Thai Airways International PCL(1)(7)	1,290,500	602,681
Thai Beverage PCL(7)	5,055,800	2,513,783
Thai Oil PCL(7)	621,500	1,701,721
Thai Union Group PCL(7)	2,183,692	1,208,606
Thanachart Capital PCL(7)	460,200	764,866
Thoresen Thai Agencies PCL(7)	2,257,887	527,139
TMB Bank PCL(7)	5,321,200	378,594
Total Access Communication PCL(7)	790,500	1,149,320
TPI Polene PCL(7)	19,506,000	1,110,423
True Corp. PCL(7)	7,849,382	1,468,782
TTW PCL(7)	4,040,000	1,524,851
WHA Corp. PCL(7)	2,277,900	307,194

		$89,586,149

Tunisia — 0.2%
Attijari Bank	34,388	$598,203
Banque de Tunisie	160,285	459,812
Banque Internationale Arabe de Tunisie	12,093	651,748
Banque Nationale Agricole(1)	93,315	626,045
Carthage Cement(1)	469,841	307,241
Euro Cycles SA	34,571	261,735
Poulina Group	149,137	595,785
Societe D’Articles Hygieniques SA(1)	114,457	497,645
Societe Frigorifique et Brasserie de Tunis SA	84,785	709,962
Telnet Holding	110,412	351,236
Union Internationale de Banques SA	53,778	575,136

		$5,634,548

Turkey — 2.5%
AG Anadolu Grubu Holding AS	107,100	$304,725
Akbank T.A.S.	1,840,745	2,108,452
Akcansa Cimento AS	90,700	125,353
Aksa Akrilik Kimya Sanayii AS	335,654	555,859
Aksa Enerji Uretim AS(1)	1,312,563	946,358
Alarko Holding AS	404,315	163,508
Anadolu Efes Biracilik ve Malt Sanayii AS	399,548	1,394,493
Arcelik AS	1,010,459	2,313,930
Aselsan Elektronik Sanayi Ve Ticaret AS	154,326	702,103
Aygaz AS	330,198	669,373
BIM Birlesik Magazalar AS	449,892	6,056,117
Cimsa Cimento Sanayi ve Ticaret AS	116,200	172,990
Coca-Cola Icecek AS	161,900	904,255
Dogan Sirketler Grubu Holding AS(1)	2,165,468	386,509
Dogus Otomotiv Servis ve Ticaret AS	140,556	125,658
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	735,375	447,395
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	20,493,939	6,061,705

Security	Shares	Value
Enerjisa Enerji AS(2)	1,053,571	$922,399
Enka Insaat ve Sanayi AS	1,566,921	1,349,082
Eregli Demir ve Celik Fabrikalari TAS	2,919,663	5,327,218
Ford Otomotiv Sanayi AS	260,260	2,834,367
Gubre Fabrikalari TAS(1)	386,800	197,440
Haci Omer Sabanci Holding AS	1,047,729	1,321,357
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	373,901	323,082
Is Gayrimenkul Yatirim Ortakligi AS	2,448,816	368,738
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,443,657	1,639,275
KOC Holding AS	1,034,806	2,922,969
Koza Altin Isletmeleri AS(1)	122,800	1,042,260
Migros Ticaret AS(1)	186,855	500,471
Net Holding AS(1)	1,199,227	414,716
Petkim Petrokimya Holding AS	1,696,103	1,500,405
Sekerbank Turk AS(1)	673,641	122,427
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	133,555
Soda Sanayii AS	166,303	190,833
TAV Havalimanlari Holding AS	212,009	1,096,634
Tekfen Holding AS	152,291	544,423
Tofas Turk Otomobil Fabrikasi AS	469,986	1,662,404
Trakya Cam Sanayii AS	904,783	643,122
Tupras-Turkiye Petrol Rafinerileri AS	462,917	10,278,406
Turk Hava Yollari AO(1)	748,507	2,360,892
Turk Sise ve Cam Fabrikalari AS	401,274	387,531
Turk Telekomunikasyon AS(1)	2,183,657	1,312,916
Turkcell Iletisim Hizmetleri AS	3,847,629	7,331,725
Turkcell Iletisim Hizmetleri AS ADR	38,494	185,541
Turkiye Garanti Bankasi AS	1,637,600	2,087,849
Turkiye Halk Bankasi AS	540,082	598,720
Turkiye Is Bankasi AS, Class C	1,157,493	845,376
Turkiye Sinai Kalkinma Bankasi AS	1,676,550	238,332
Turkiye Vakiflar Bankasi TAO, Class D	905,498	566,995
Ulker Biskuvi Sanayi AS(1)	357,929	1,003,560
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	774,614
Yapi ve Kredi Bankasi AS(1)	1,927,043	598,816
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS(1)	262,604	188,950
Zorlu Enerji Elektrik Uretim AS(1)	3,437,974	761,296

		$78,017,479

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	2,035,444	$4,407,342
Abu Dhabi National Hotels	832,200	700,830
Agthia Group PJSC	623,000	758,080
Air Arabia PJSC	6,041,100	1,580,814
Ajman Bank PJSC	700,948	187,253
Al Waha Capital PJSC	1,401,285	711,654
Aldar Properties PJSC	3,816,500	1,901,817
Arabtec Holding PJSC	1,822,819	958,648
Dana Gas PJSC	3,612,782	1,134,445
DP World, Ltd.	416,236	7,930,105
Dubai Financial Market PJSC	1,713,500	427,587
Dubai Investments PJSC	1,379,272	710,099
Dubai Islamic Bank PJSC	1,037,500	1,519,691
Emaar Properties PJSC	3,506,022	4,726,192

Security	Shares	Value
Emirates Telecommunications Group Co. PJSC	676,655	$3,076,336
First Abu Dhabi Bank PJSC	3,150,589	12,294,285
National Bank of Ras Al-Khaimah PSC (The)	62,608	70,257
National Central Cooling Co. (Tabreed)	1,050,547	451,063
RAK Properties PJSC	1,262,100	205,658
Ras Al Khaimah Co. for White Cement & Construction Materials PSC	732,778	195,857
Union National Bank PJSC	1,180,087	1,585,319

		$45,533,332

Vietnam — 1.5%
Bank for Foreign Trade of Vietnam JSC	1,367,969	$3,695,611
Bank for Investment and Development of Vietnam JSC(1)	599,090	904,705
Bao Viet Holdings	371,340	1,559,689
Danang Rubber JSC	277,686	327,241
Development Investment Construction Corp.	624,775	475,264
FLC Faros Construction JSC(1)	365,126	630,412
FPT Corp.	2	4
Gemadept Corp.	972,649	1,121,356
HAGL JSC(1)	1,003,770	263,756
Hoa Phat Group JSC(1)	4,228,193	7,666,160
KIDO Group Corp.	387,216	477,322
Kinh Bac City Development Share Holding Corp.(1)	590,200	321,307
Masan Group Corp.(1)	644,430	2,564,605
PetroVietnam Drilling & Well Services JSC(1)	824,017	732,412
PetroVietnam Fertilizer & Chemical JSC	342,540	284,864
PetroVietnam Gas JSC	942,580	4,680,059
PetroVietnam Technical Services Corp.	659,600	656,774
Pha Lai Thermal Power JSC	754,210	650,282
Saigon Securities, Inc.	143,640	206,180
Song Da Urban & Industrial Zone Investment and Development JSC	390,942	327,984
Tan Tao Investment & Industry JSC(1)	2,064,767	248,901
Vietjet Aviation JSC	348,144	2,260,587
Vietnam Construction and Import-Export JSC	459,600	378,360
Vietnam Dairy Products JSC	890,400	5,237,308
Vietnam Joint Stock Commercial Bank for Industry and Trade	684,823	809,021
Vietnam National Petroleum Group	309,590	942,538
Vincom Retail JSC(1)	138,950	249,686
Vingroup JSC(1)	2,013,874	8,468,158
Vinh Son - Song Hinh Hydropower JSC	750,120	567,260

		$46,707,806

Total Common Stocks (identified cost $2,511,082,356)		$3,031,299,106

Equity-Linked Securities(2)(8) — 0.8%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	7/20/20	17,067	$314,012
Al Hammadi Development and Industrial Corp.	8/10/20	34,517	251,727
Al Rajhi Bank	1/19/21	126,533	2,908,378
Al Tayyar Travel Group Holding Co.	2/24/21	74,582	459,394
Alinma Bank	1/19/21	119,259	672,258

Security	Maturity Date	Shares	Value
Almarai Co.	7/20/20	64,286	$832,234
Arab National Bank	3/13/20	48,974	431,595
Bank Albilad	2/24/21	38,550	252,049
Banque Saudi Fransi	3/24/20	65,833	574,026
Company for Cooperative Insurance (The)	7/20/20	16,075	235,751
Emaar Economic City	4/5/21	152,763	386,979
Etihad Etisalat Co.	11/9/20	156,722	794,005
Fawaz Abdulaziz Alhokair Co.	2/28/20	53,700	335,066
Jarir Marketing Co.	1/19/21	18,612	917,138
Mobile Telecommunication Co.	4/5/21	39,298	63,817
Mouwasat Medical Services Co.	2/24/21	23,596	529,774
National Agriculture Development Co. (The)	12/11/18	10,101	84,169
National Commercial Bank	11/9/20	48,831	572,912
National Industrialization Co.	8/26/19	65,180	333,699
Rabigh Refining and Petrochemicals Co.	7/20/20	84,000	509,342
Riyad Bank	11/9/20	137,000	599,107
Sahara Petrochemical Co.	9/19/19	50,710	229,873
Samba Financial Group	5/6/20	89,776	750,477
Saudi Airlines Catering Co.	5/10/21	23,421	522,729
Saudi Arabian Fertilizer Co.	7/20/20	24,333	513,230
Saudi Arabian Mining Co.	4/5/21	45,000	610,767
Saudi Basic Industries Corp.	1/19/21	60,743	2,001,956
Saudi British Bank	3/24/20	48,469	421,329
Saudi Ceramic Co.	2/24/21	42,675	195,268
Saudi Chemical Co.	4/05/21	11,900	102,652
Saudi Dairy & Foodstuff Co.	5/10/21	5,419	130,338
Saudi Electricity Co.	1/19/21	222,677	947,650
Saudi Ground Services Co.	6/27/19	33,401	308,163
Saudi Industrial Investment Group	12/12/19	49,800	350,569
Saudi International Petrochemical	1/19/21	22,570	132,402
Saudi Kayan Petrochemical Co.	1/19/21	82,300	361,218
Saudi Pharmaceutical Industries & Medical Appliances Corp.	1/27/21	15,099	125,213
Saudi Telecom Co.	4/5/21	79,600	1,789,313
Savola AB	1/24/20	93,100	754,680
Yamama Cement Co.	1/19/21	23,300	83,874
Yanbu National Petrochemicals Co.	7/20/20	17,800	336,042

Total Equity-Linked Securities (identified cost $21,190,518)			$22,725,175

Rights(1) — 0.0%(6)

Security		Shares	Value
Burgan Bank SAK, Exp. 10/10/18		48,504	$0
Pioneers Holding for Financial Investments SAE, Exp. 10/11/18		154,806	4,665
Societe Generale Ghana, Ltd., Exp. 10/24/18		395,695	16,171

Total Rights (identified cost $0)			$20,836

Warrants(1) — 0.0%(6)

Security	Shares	Value
Datasonic Group Bhd, Exp. 7/5/23, Strike MYR 1.09	797,200	$23,116

Total Warrants (identified cost $0)		$23,116

Total Investments — 99.7% (identified cost $2,532,272,874)		$3,054,068,233

Other Assets, Less Liabilities — 0.3%		$10,724,988

Net Assets — 100.0%		$3,064,793,221

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $34,585,709 or 1.1% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2018, the aggregate value of these securities is $52,799,912 or 1.7% of the Fund’s net assets.

(5)	Securities are traded on separate exchanges for the same entity.

(6)	Amount is less than 0.05%.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	10.1%	$309,632,858
Hong Kong Dollar	9.1	279,216,424
New Taiwan Dollar	6.5	198,250,226
South Korean Won	6.3	191,777,614
Mexican Peso	5.7	175,310,718
South African Rand	5.7	173,246,821
Brazilian Real	5.6	169,873,255

Currency	Percentage of Net Assets	Value
Indian Rupee	5.3%	$162,473,583
Polish Zloty	3.0	92,542,480
Malaysian Ringgit	2.9	88,658,748
Indonesian Rupiah	2.9	88,364,465
Thai Baht	2.8	87,072,366
Philippine Peso	2.6	79,913,067
New Turkish Lira	2.5	77,831,938
Euro	2.5	76,984,908
Chilean Peso	2.4	72,321,673
Russian Ruble	2.2	68,712,989
Kuwaiti Dinar	2.0	59,947,131
Vietnamese Dong	1.5	46,707,806
Qatari Riyal	1.5	45,856,877
United Arab Emirates Dirham	1.5	45,662,946
Pakistani Rupee	1.4	43,944,369
Chinese Yuan Renminbi	1.3	39,448,413
Colombian Peso	1.2	35,920,919
Other currency, less than 1% each	11.2	344,395,639

Total Investments	99.7%	$3,054,068,233

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	20.1%	$615,150,383
Materials	12.1	371,084,173
Communication Services	11.9	363,459,811
Energy	10.4	319,134,516
Consumer Staples	9.7	298,806,688
Industrials	9.1	279,989,554
Consumer Discretionary	7.3	222,354,693
Utilities	6.0	182,415,901
Information Technology	4.8	148,328,606
Health Care	4.4	133,669,472
Real Estate	3.9	119,674,436

Total Investments	99.7%	$3,054,068,233

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

MYR	-	Malaysian Ringgit

The Fund did not have any open derivative instruments at September 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$24,822,851	$1,369,802,953		$915,195	$1,395,540,999
Emerging Europe	25,975,854	525,324,713		151,610	551,452,177
Latin America	574,446,648	—		190,724	574,637,372
Middle East/Africa	3,146,974	506,447,679		73,905	509,668,558
Total Common Stocks	$628,392,327	$2,401,575,345	**	$1,331,434	$3,031,299,106
Equity-Linked Securities - Saudi Arabia	$—	$22,725,175		$—	$22,725,175
Rights	20,836	—		—	20,836
Warrants	23,116	—		—	23,116
Total Investments	$628,436,279	$2,424,300,520		$1,331,434	$3,054,068,233

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2018 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018